Nuveen Kansas Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.7%
MUNICIPAL BONDS - 98.2%
Consumer Staples - 4.9%
$ 7,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 6,373,487
995 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 1,083,943
1,535 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
3/22 at 100.00 Ba1 1,575,278
985 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/22 at 100.00 N/R 985,315
730 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 777,173
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 674,469
320 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 356,582
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,636,429
14,780 Total Consumer Staples 14,462,676
Education and Civic Organizations - 3.8%
Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series
2021:
3,000 4.000%, 9/01/47 9/30 at 100.00 A 3,270,990
2,000 4.000%, 9/01/52 9/30 at 100.00 A 2,170,660
1,655 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Housing Project, Series 2014D-2, 4.000%, 4/01/33
4/22 at 100.00 Aa3 1,658,443
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Refunding Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 Aa3 261,385
1,000 Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32 (4)
3/22 at 100.00 N/R 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1 3,446,650
11,040 Total Education and Civic Organizations 11,108,128
Financials - 0.5%
1,020 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 1,330,865
Health Care - 7.1%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 BBB+ 451,774
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,075 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,167,762
400 5.000%, 12/01/41 12/26 at 100.00 Ba1 432,700
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 1,010,048
2,000 Kansas Development Finance Authority, Health Facilities Revenue Bonds,
Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38
11/22 at 100.00 A2 2,059,000
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
325 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call AA 388,602
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call AA 926,991

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A:
$ 305 5.000%, 7/01/43 7/28 at 100.00 A $ 357,332
5,000 5.000%, 7/01/48 7/28 at 100.00 A 5,822,350
285 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/26)
No Opt. Call AA 328,026
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
920 5.000%, 7/01/27 No Opt. Call N/R 1,059,693
295 5.000%, 7/01/29 No Opt. Call N/R 350,416
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45
9/25 at 100.00 AA- 2,219,160
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System,
Series 2019B:
2,205 4.000%, 3/01/37 3/30 at 100.00 AA- 2,508,893
1,490 4.000%, 3/01/38 3/30 at 100.00 AA- 1,692,282
18,300 Total Health Care 20,775,029
Housing/Multifamily - 1.0%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call N/R 2,883,180
Industrials - 1.1%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 1,428,443
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 1,056,030
205 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/01/33)
12/22 at 103.00 BB- 215,857
435 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 463,466
3,055 Total Industrials 3,163,796
Long-Term Care - 1.9%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 N/R 2,258,025
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
5/23 at 100.00 N/R 2,797,210
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 N/R 686,107
5,880 Total Long-Term Care 5,741,342
Tax Obligation/General - 25.6%
Allen County Unified School District 257 Iola, Kansas,
General Obligation Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 AA 1,248,878
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 AA 1,280,525
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 AA 1,095,170
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2020A:
2,000 3.000%, 10/01/28 No Opt. Call Aaa 2,176,880
2,500 2.500%, 10/01/39 10/30 at 100.00 Aaa 2,503,975
2,250 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, Series 2012A, 5.000%, 10/01/23 - NPFG Insured
10/22 at 100.00 Aaa 2,301,885

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2012A,
5.000%, 10/01/23
10/22 at 100.00 AA- $ 2,045,180
2,200 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2013A,
5.000%, 10/01/28
10/23 at 100.00 AA- 2,338,226
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 AA- 1,674,373
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 Aaa 10,405,700
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call AAA 546,320
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 AAA 5,596,350
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call A1 714,085
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 A1 1,174,380
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 1,082,090
2,575 Lyon County Unified School District 253 Emporia, Kansas, General
Obligation Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 A1 2,812,775
2,345 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2011A, 5.500%, 7/01/27 - AGM Insured
3/22 at 100.00 AA 2,347,251
8,960 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2012A, 5.000%, 7/01/35 - AGM Insured
7/22 at 100.00 AA 9,008,384
Reno County, Kansas, General Obligation Bonds, Refunding
& Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 Aa3 216,662
200 3.000%, 9/01/34 9/28 at 100.00 Aa3 211,118
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 Aa2 1,254,074
Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B:
3,425 3.000%, 9/01/32 9/30 at 100.00 Aa2 3,704,583
2,530 3.000%, 9/01/33 9/30 at 100.00 Aa2 2,731,666
500 Sedgwick County Unified School District 259, Wichita, Kansas, General
Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22
No Opt. Call Aa2 506,730
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 AA 514,146
Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 AA 1,492,666
1,650 4.000%, 9/01/31 9/27 at 100.00 AA 1,851,399
500 4.000%, 9/01/32 9/27 at 100.00 AA 559,075
Wichita, Kansas, General Obligation Bonds, Airport Series
2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 AA+ 2,231,400
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 AA+ 535,490
Wyandotte County Unified School District 203, Piper,
Kansas, General Obligation Bonds, Improvement Series
2018A:
1,240 5.000%, 9/01/39 9/28 at 100.00 AA- 1,482,346
1,000 5.000%, 9/01/40 9/28 at 100.00 AA- 1,193,900
1,000 4.000%, 9/01/48 9/28 at 100.00 AA- 1,098,760
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37
9/26 at 100.00 AA- 1,095,110
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 AA 206,180

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A:
$ 1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 AA $ 1,623,429
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 AA 2,559,752
70,490 Total Tax Obligation/General 75,420,913
Tax Obligation/Limited - 22.8%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding
Series 2016:
500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 AA 586,135
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 AA 1,613,938
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 AA 2,679,022
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 AA 1,537,985
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 BB 1,104,110
250 4.000%, 11/15/39 11/25 at 100.00 BB 264,182
2,000 5.000%, 11/15/39 11/25 at 100.00 BB 2,201,820
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/24 No Opt. Call BB 1,092,210
2,000 5.000%, 12/01/25 No Opt. Call BB 2,243,000
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,131,270
1,000 5.000%, 12/01/32 12/26 at 100.00 BB 1,128,590
2,275 5.000%, 12/01/33 12/26 at 100.00 BB 2,566,086
4,250 5.000%, 12/01/46 12/26 at 100.00 BB 4,736,540
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 Aa1 2,911,042
5,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2014A, 5.000%, 9/01/27
9/24 at 100.00 AA 5,447,700
Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 AA 1,121,150
1,500 5.000%, 9/01/35 9/25 at 100.00 AA 1,678,455
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 AA 2,635,763
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
1,630 4.000%, 5/01/31 5/30 at 100.00 Aa3 1,891,778
3,260 3.000%, 5/01/32 5/30 at 100.00 Aa3 3,492,210
Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc.,
Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 Aa2 1,308,867
1,350 3.000%, 9/01/34 9/27 at 100.00 Aa2 1,410,561
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 7,943,613
1,290 Overland Park Transportation Development District, Kansas, Sales Tax
Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32
3/22 at 100.00 BBB 1,290,168
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
200 0.000%, 12/15/29 (4) 12/22 at 100.00 N/R 100,000
200 6.100%, 12/15/34 (4) 12/22 at 100.00 N/R 100,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
12/22 at 100.00 N/R 1,552,557

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
$ 410 8.156%, 7/01/27 - AMBAC Insured (12MTA reference rate + 1.120%
spread) (5)
No Opt. Call N/R $ 397,536
295 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 312,399
430 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 455,667
1,000 5.250%, 7/01/36 No Opt. Call AA 1,044,880
1,000 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds,
Refunding Series 2005C, 5.500%, 7/01/27 - AMBAC Insured
No Opt. Call N/R 1,036,560
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 2,035,300
1,700 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 1,719,448
Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014:
1,370 5.000%, 12/01/25 12/24 at 100.00 A 1,504,890
1,260 5.000%, 12/01/26 12/24 at 100.00 A 1,381,905
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 1,163,156
445 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call N/R 369,488
63,335 Total Tax Obligation/Limited 67,189,981
Transportation - 6.2%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 1,230,398
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
1,175 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 1,249,401
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,071,980
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%,
7/15/28, (AMT)
No Opt. Call B 2,262,360
Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 N/R 1,314,796
1,100 5.000%, 9/01/38 9/29 at 100.00 Aa2 1,351,581
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2020A, 3.000%, 9/01/26
No Opt. Call Aa2 1,071,850
1,515 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB 1,616,823
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
1,705 5.000%, 8/01/26, (AMT) 3/22 at 100.00 B 1,722,016
2,155 5.000%, 8/01/31, (AMT) 3/22 at 100.00 B 2,176,507
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 2,284,060
945 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Senior Lien Series 2012, 5.250%,
1/01/32, (AMT)
7/22 at 100.00 BBB 958,797
16,780 Total Transportation 18,310,569

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 11.2% (6)
$ 2,000 Allen County, Kansas Public Building Commission Revenue Bonds, Allen
County Hospital Project, Series 2012, 5.150%, 12/01/36, (Pre-refunded
12/01/22)
12/22 at 100.00 A $ 2,064,440
Anderson County, Kansas, General Obligation Bonds,
Refunding and Improvent Series 2013A:
565 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 596,352
935 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 986,883
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 Baa2 1,656,765
500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29, (Pre-
refunded 6/01/27)
6/27 at 100.00 BBB 586,960
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
775 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 836,039
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 526,905
2,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 2,114,200
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 Aaa 1,411,213
1,500 Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson
Energy Center Project, Series 2013, 5.750%, 7/01/38, (Pre-refunded
7/01/23)
7/23 at 100.00 A- 1,593,675
Kansas State Power Pool, Electric Utility Revenue Bonds,
Dogwood Energy Facility, Series 2012A:
1,265 5.000%, 12/01/23, (Pre-refunded 12/01/22) 12/22 at 100.00 A3 1,304,582
Leavenworth County Unified School District 453, Kansas,
General Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 405,245
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 2,392,610
3,000 Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health
Center, Inc., Refunding Series 2013, 5.000%, 11/15/29, (Pre-refunded
11/15/22)
11/22 at 100.00 N/R 3,087,420
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 Aa3 2,321,940
1,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Improvement Series 2012, 5.000%,
10/01/30, (Pre-refunded 10/01/22)
10/22 at 100.00 AA- 1,024,910
5,000 Seward County Unified School District 480, Kansas, General Obligation
Bonds, Refunding Series 2017B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 N/R 5,451,900
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37,
(Pre-refunded 9/01/22)
9/22 at 100.00 A 2,042,060
2,500 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32, (Pre-
refunded 9/01/22)
9/22 at 100.00 A 2,552,575
30,810 Total U.S. Guaranteed 32,956,674
Utilities - 12.1%
1,255 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R 1,569
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 11/21/45, (AMT), 144A
1/23 at 100.00 BBB 132,430
600 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017, 5.000%, 9/01/27 - AGM Insured
No Opt. Call AA 699,822

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- $ 106,435
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
1,750 5.000%, 7/01/28 7/23 at 100.00 A- 1,821,802
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
370 5.000%, 7/01/36 7/26 at 100.00 A- 412,124
2,580 5.000%, 1/01/46 7/26 at 100.00 A- 2,854,125
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
2,650 5.000%, 10/01/33 10/27 at 100.00 BBB 2,968,477
3,750 5.000%, 10/01/40 10/27 at 100.00 BBB 4,175,063
1,375 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30
- AGM Insured
10/22 at 100.00 AA 1,403,971
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 AA 1,080,210
1,000 5.000%, 10/01/33 10/24 at 100.00 AA 1,079,860
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 AA 1,135,280
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 AA 1,134,860
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 AA 1,133,170
Kansas State Power Pool, Electric Utility Revenue Bonds,
Dogwood Energy Facility, Series 2012A:
1,395 5.000%, 12/01/22 No Opt. Call A3 1,437,213
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
515 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 644
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28
3/22 at 100.00 AA 489,230
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call AA 2,583,763
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 1,104,565
Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A:
475 3.000%, 10/01/28 10/26 at 100.00 Aa3 498,888
355 3.000%, 10/01/29 10/26 at 100.00 Aa3 371,809
780 3.000%, 10/01/30 10/26 at 100.00 Aa3 814,601
580 3.000%, 10/01/31 10/26 at 100.00 Aa3 602,869
Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A:
1,520 4.000%, 8/01/29 - BAM Insured No Opt. Call AA 1,767,729
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 AA 909,493
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 AA 852,658
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
3/22 at 100.00 CCC 1,501,214
200 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2017A,
5.000%, 10/01/22
No Opt. Call AA- 205,040
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 A 2,502,225
35,775 Total Utilities 35,782,389
$ 274,265 Total Municipal Bonds (cost $286,356,681) 289,125,542

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
COMMON STOCKS - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
89,726 Energy Harbor Corp (7),(8),(9) $ 4,468,355
Total Common Stocks (cost $2,547,413) 4,468,355
Total Long-Term Investments (cost $288,904,094) 293,593,897
Other Assets Less Liabilities - 0.3% 920,981
Net Assets - 100% $ 294,514,878
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 289,125,542 $ – $ 289,125,542
Common Stocks – 4,468,355 – 4,468,355
Total
$ – $ 293,593,897 $ – $ 293,593,897
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch,
Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project, Refunding Series 2006A, 3.750%,
12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project,First Energy
Guarantor, Series 2005A, 3.750%, 12/01/40.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
12MTA Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 105.3%
MUNICIPAL BONDS - 105.3%
Education and Civic Organizations - 20.0%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 N/R $ 157,601
1,060 Eastern Kentucky University, General Receipts Bonds, Series 2017A,
5.000%, 4/01/26
No Opt. Call A1 1,203,853
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Danville, Centre College
Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 A 5,228,985
4,200 4.000%, 6/01/51 6/31 at 100.00 A 4,650,660
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Stamping Ground,
Transylvania University Project, Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 A- 1,131,104
705 4.000%, 3/01/49 3/30 at 100.00 A- 764,601
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,185,120
795 5.000%, 7/01/40 7/25 at 100.00 BBB+ 868,911
7,025 5.000%, 1/01/45 7/25 at 100.00 BBB+ 7,670,598
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2014A:
900 5.000%, 6/01/22, (AMT) No Opt. Call AAA 909,414
700 5.000%, 6/01/23, (AMT) No Opt. Call A 731,857
400 5.000%, 6/01/24, (AMT) No Opt. Call A 428,540
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2021A-1:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call N/R 1,165,390
1,350 5.000%, 6/01/30, (AMT) No Opt. Call N/R 1,616,315
500 5.000%, 6/01/31, (AMT) No Opt. Call N/R 606,660
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 N/R 1,369,626
1,350 2.250%, 6/01/33, (AMT) 6/31 at 100.00 N/R 1,272,105
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call A 1,137,800
700 5.000%, 6/01/29, (AMT) No Opt. Call A 804,573
Kentucky State University, Certificates of Participation, Series
2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 AA 571,300
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 AA 3,348,856
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 AA 3,127,191
Louisville-Jefferson County Metro Government, Kentucky,
Revenue Bonds, Bellarmine University Inc Project,
Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 Baa3 1,907,281
1,210 5.000%, 5/01/40 5/25 at 100.00 Baa3 1,282,394
Murray State University, Kentucky, General Receipts Bonds,
Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 A1 1,239,570
1,075 5.000%, 3/01/27 3/25 at 100.00 A1 1,181,489
4,000 University of Kentucky, General Receipts Bonds, Refunding Series 2015B,
5.000%, 10/01/27
4/25 at 100.00 AA 4,420,200
4,535 University of Kentucky, General Receipts Bonds, Refunding Series 2018A,
4.000%, 10/01/32
4/26 at 100.00 AA 4,928,683
2,000 University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%,
4/01/29
4/25 at 100.00 AA 2,206,920

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 AA $ 275,387
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D:
1,155 5.000%, 3/01/31 9/26 at 100.00 A+ 1,315,360
3,450 5.000%, 3/01/32 9/26 at 100.00 A+ 3,928,791
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
1,365 4.000%, 9/01/30 - AGM Insured 9/28 at 100.00 AA 1,541,440
1,420 4.000%, 9/01/31 - AGM Insured 9/28 at 100.00 AA 1,601,462
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 A+ 2,703,800
Western Kentucky University, General Receipts Revenue
Bonds, Refunding Series 2016A:
2,690 5.000%, 9/01/25 No Opt. Call A1 2,996,391
2,820 5.000%, 9/01/26 9/25 at 100.00 A1 3,133,838
68,790 Total Education and Civic Organizations 75,614,066
Health Care - 15.1%
10,295 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 3.000%, 2/01/40 - AGM Insured
2/30 at 100.00 AA 10,365,727
Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021:
1,000 4.000%, 7/01/41 7/31 at 100.00 A 1,126,580
11,190 4.000%, 7/01/51 7/31 at 100.00 A 12,322,540
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 AA 8,988,400
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 A2 3,442,050
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 Baa2 572,705
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 7,414,134
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 BBB+ 117,727
100 5.000%, 8/01/38 8/29 at 100.00 BBB+ 117,533
2,500 5.000%, 8/01/44 8/29 at 100.00 BBB+ 2,902,950
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 Ba2 2,154,940
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A:
900 5.000%, 4/01/23 No Opt. Call AA- 938,988
600 5.000%, 4/01/24 No Opt. Call AA- 645,156
600 5.000%, 4/01/25 No Opt. Call AA- 663,606
500 5.000%, 4/01/26 No Opt. Call AA- 566,585
500 5.000%, 4/01/27 No Opt. Call AA- 580,950
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Series 2012A:
1,980 5.000%, 10/01/33 10/22 at 100.00 A+ 2,017,402
2,000 5.000%, 10/01/37 10/22 at 100.00 A+ 2,036,380
52,150 Total Health Care 56,974,353

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.3%
$ 980 Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue
Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%,
6/01/35, (AMT), (Mandatory Put 6/01/23)
4/22 at 100.00 N/R $ 982,068
Tax Obligation/General - 0.3%
975 Ashland, Kentucky, General Obligation Bonds, Series 2021A, 5.000%,
1/01/23 - AGM Insured
No Opt. Call N/R 1,008,403
Tax Obligation/Limited - 29.9%
Barren County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2015:
1,250 5.000%, 8/01/24 No Opt. Call A1 1,358,487
1,760 5.000%, 8/01/25 2/25 at 100.00 A1 1,936,880
Glasgow Independent School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2022:
1,435 5.000%, 2/01/33 2/32 at 100.00 N/R 1,797,108
1,500 4.000%, 2/01/34 2/32 at 100.00 N/R 1,736,145
1,560 Jefferson County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2020A, 5.000%, 6/01/28
No Opt. Call AA- 1,863,280
750 Kentucky Bond Development Corporation, Tax Increment Revenue Bonds,
Summit Lexington Project, Series 2016A, 4.400%, 10/01/24
No Opt. Call N/R 746,805
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
8,500 5.000%, 9/01/43 9/28 at 100.00 A2 9,966,335
10,400 5.000%, 9/01/48 9/28 at 100.00 A2 12,063,896
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Subordinate Series 2018B:
1,050 5.000%, 9/01/24 No Opt. Call A3 1,137,801
1,435 5.000%, 9/01/25 No Opt. Call A3 1,597,414
1,485 5.000%, 9/01/26 No Opt. Call A3 1,695,068
555 5.000%, 9/01/28 No Opt. Call A3 659,190
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2017A:
13,650 4.000%, 12/01/41 - AGM Insured, (UB) (4) 12/27 at 100.00 AA 15,166,105
5,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 AA 5,990,970
4,985 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 112, Refunding Series 2016B, 5.000%, 11/01/24
No Opt. Call A1 5,467,847
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 115, Series 2017:
7,000 5.000%, 4/01/32, (UB) (4) 4/27 at 100.00 A1 8,077,930
6,000 5.000%, 4/01/38 4/27 at 100.00 A1 6,879,960
2,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018, 5.000%, 5/01/30
5/28 at 100.00 A1 2,961,600
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series
2012A:
2,740 5.000%, 7/01/31 7/22 at 100.00 Aa3 2,779,511
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28,
(UB) (4)
7/27 at 100.00 Aa3 5,847,450
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series
2021A:
1,335 5.000%, 7/01/29 No Opt. Call N/R 1,629,194
2,000 5.000%, 7/01/30 No Opt. Call N/R 2,484,560
2,000 5.000%, 7/01/31 No Opt. Call N/R 2,526,880

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Series 2017A:
$ 1,930 5.000%, 7/01/33, (UB) (4) 7/27 at 100.00 Aa3 $ 2,235,751
550 5.000%, 7/01/36, (UB) (4) 7/27 at 100.00 Aa3 635,019
500 5.000%, 7/01/37, (UB) (4) 7/27 at 100.00 Aa3 577,290
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 967,270
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,739 4.500%, 7/01/34 7/25 at 100.00 N/R 7,284,387
89 4.550%, 7/01/40 7/28 at 100.00 N/R 98,595
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,517,700
2,585 Scott County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Series 2021, 4.000%, 2/01/32
2/31 at 100.00 N/R 3,004,468
98,753 Total Tax Obligation/Limited 112,690,896
Transportation - 5.5%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Series 2016:
1,635 5.000%, 1/01/25 No Opt. Call A1 1,795,099
1,855 5.000%, 1/01/30 1/26 at 100.00 A1 2,088,378
1,750 5.000%, 1/01/31 1/26 at 100.00 A1 1,969,800
2,730 5.000%, 1/01/33 1/26 at 100.00 A1 3,067,237
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 A1 5,040,705
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B:
2,000 0.000%, 7/01/23 No Opt. Call Baa2 1,958,540
700 0.000%, 7/01/32 7/28 at 76.98 Baa2 451,003
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2 1,196,320
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 A+ 1,667,831
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 A+ 1,608,840
19,045 Total Transportation 20,843,753
U.S. Guaranteed - 13.3% (6)
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2008-A2:
3,520 0.000%, 12/01/22, (ETM) No Opt. Call A3 3,495,290
3,750 0.000%, 12/01/23, (ETM) No Opt. Call A3 3,666,562
10,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ 10,359,000
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
250 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 265,440
11,500 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 12,244,970
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series
2012A:
500 5.000%, 7/01/24, (Pre-refunded 7/01/22) 7/22 at 100.00 Aa3 507,210
1,250 5.000%, 7/01/30, (Pre-refunded 7/01/22) 7/22 at 100.00 Aa3 1,268,025

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
Lexington-Fayette Urban County Government, Kentucky,
General Airport Revenue Refunding Bonds, Series 2012B:
$ 1,215 5.000%, 7/01/29, (Pre-refunded 7/01/22), (AMT) 7/22 at 100.00 AA $ 1,232,314
1,100 5.000%, 7/01/31, (Pre-refunded 7/01/22), (AMT) 7/22 at 100.00 AA 1,115,675
1,000 5.000%, 7/01/38, (Pre-refunded 7/01/22) 7/22 at 100.00 AA 1,014,590
3,320 Louisville/Jefferson County Metro Government, Kentucky, Revenue
Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26, (Pre-
refunded 6/01/22)
6/22 at 100.00 BBB+ 3,355,756
8,000 Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series
2013, 5.000%, 11/01/26, (Pre-refunded 11/01/22)
11/22 at 100.00 N/R 8,217,600
3,250 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/35, (Pre-refunded 4/01/23)
4/23 at 100.00 A+ 3,391,505
48,655 Total U.S. Guaranteed 50,133,937
Utilities - 20.0%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 AA 5,978,555
2,630 Campbell and Kenton Counties Sanitation District 1, Kentucky, Revenue
Bonds, Refunding Series 2020, 5.000%, 8/01/28
No Opt. Call AA 3,160,997
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 5,957,217
3,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
12/23 at 100.00 A1 3,489,953
2,525 Kentucky Infrastructure Authority, Wastewater and Drinking Water
Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%,
2/01/28
2/26 at 100.00 AAA 2,875,773
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A:
4,265 5.000%, 2/01/30, (UB) (4) 2/28 at 100.00 AAA 5,129,345
5,000 5.000%, 2/01/31, (UB) (4) 2/28 at 100.00 AAA 6,002,500
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 N/R 1,616,070
2,570 Lexington-Fayette Urban County Government, Kentucky, Sewer System
Revenue Bonds, Series 2019, 4.000%, 4/01/31
4/29 at 100.00 AA+ 2,961,462
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 AA 4,165,925
2,205 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2020A,
2.375%, 5/15/50
5/28 at 100.00 N/R 1,970,476
1,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%,
5/15/36
5/23 at 100.00 AA 1,030,580
Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 AA 872,123
1,785 4.000%, 5/15/40 11/24 at 100.00 AA 1,885,531
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 9,455,700
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 AA 2,300,800
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35
3/22 at 100.00 AA 5,016
Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015:
1,000 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 AA 1,085,680
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 AA 1,217,678
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 AA 1,807,770

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 4,250 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 $ 4,444,820
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 3,001,766
3,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 A1 3,201,450
Russellville, Kentucky, Electric Plant Board Electric Revenue
Bonds, Refunding Series 2015A:
380 5.000%, 8/01/22 - BAM Insured No Opt. Call AA 386,460
405 5.000%, 8/01/24 - BAM Insured No Opt. Call AA 438,842
1,180 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 1,155,586
71,180 Total Utilities 75,598,075
Water and Sewer - 0.9%
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Program Revenue Bonds, Tender
Option Bond Trust 2015-XF2109:
1,330 17.578%, 2/01/25, 144A, (IF) (4) No Opt. Call AAA 1,900,637
1,070 17.610%, 2/01/26, 144A, (IF) (4) 2/25 at 100.00 AAA 1,516,971
2,400 Total Water and Sewer 3,417,608
$ 362,928 Total Long-Term Investments (cost $385,803,032) 397,263,159
Floating Rate Obligations - (7.9)%   (29,845,000)
Other Assets Less Liabilities - 2.6% 9,707,517
Net Assets - 100% $ 377,125,676
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 397,263,159 $ – $ 397,263,159
Total
$ – $ 397,263,159 $ – $ 397,263,159

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch,
Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 102.6%
MUNICIPAL BONDS - 102.6%
Consumer Staples - 0.7%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB $ 2,330,234
Education and Civic Organizations - 18.6%
1,480 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+ 1,601,582
Central Michigan University Board of Trustees, General
Revenue Bonds, Series 2019:
1,165 5.000%, 10/01/33 10/29 at 100.00 A+ 1,416,314
2,020 5.000%, 10/01/34 10/29 at 100.00 A+ 2,453,431
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB- 497,975
3,835 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 AA 4,185,749
Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2016:
2,695 5.000%, 10/01/34 10/26 at 100.00 A+ 3,078,552
2,000 5.000%, 10/01/41 10/26 at 100.00 A+ 2,279,900
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+ 382,274
Grand Valley State University, Michigan, General Revenue
Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 A+ 272,982
250 5.000%, 12/01/32 12/24 at 100.00 A+ 272,843
200 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call BB+ 201,588
4,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 AA 5,167,588
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 AA 2,174,695
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 A1 1,988,856
Northern Michigan University, General Revenue Bonds,
Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 A1 592,295
400 5.000%, 12/01/34 6/28 at 100.00 A1 473,104
3,250 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1 3,638,733
4,990 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 A1 5,919,338
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A1 584,304
University of Michigan, General Revenue Bonds, Refunding
Series 2017A:
5,000 4.000%, 4/01/26 No Opt. Call AAA 5,527,550
1,000 5.000%, 4/01/34 4/27 at 100.00 AAA 1,171,430
1,190 5.000%, 4/01/35 4/27 at 100.00 AAA 1,393,014
3,000 5.000%, 4/01/36 4/27 at 100.00 AAA 3,509,730
3,345 5.000%, 4/01/47 4/27 at 100.00 AAA 3,892,777
2,800 5.000%, 4/01/47, (UB) (4) 4/27 at 100.00 AAA 3,258,528
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44
4/24 at 100.00 AAA 3,221,910

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of Michigan, General Revenue Bonds, Series
2015:
$ 2,275 5.000%, 4/01/40, (UB) (4) 4/26 at 100.00 AAA $ 2,574,094
800 5.000%, 4/01/46, (UB) (4) 4/26 at 100.00 AAA 904,504
3,090 Wayne State University, Michigan, General Revenue Bonds, Series 2019A,
5.000%, 11/15/36
11/29 at 100.00 Aa3 3,743,010
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 Aa3 713,674
58,855 Total Education and Civic Organizations 67,092,324
Health Care - 8.1%
5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 N/R 5,827,637
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32
8/24 at 100.00 A+ 775,174
2,335 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A 2,644,504
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 A 3,369,499
1,250 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45
5/25 at 100.00 A 1,366,312
2,955 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA- 3,322,632
5,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 N/R 5,560,750
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA- 3,312,360
Michigan Finance Authority, Revenue Bonds, Oakwood
Obligated Group, Refunding Series 2012:
1,670 5.000%, 11/01/25 11/22 at 100.00 A+ 1,717,011
1,250 5.000%, 11/01/42 11/22 at 100.00 A+ 1,282,137
26,520 Total Health Care 29,178,016
Housing/Multifamily - 0.6%
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call AA 304,941
500 1.150%, 4/01/28 No Opt. Call AA 474,850
720 1.375%, 4/01/29 No Opt. Call AA 687,910
625 1.600%, 4/01/30 No Opt. Call AA 596,706
2,165 Total Housing/Multifamily 2,064,407
Long-Term Care - 0.2%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2021, 4.000%, 11/15/45
11/28 at 103.00 BBB- 797,100
Tax Obligation/General - 35.7%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call Aa3 1,504,170
1,020 Barry County, Michigan, General Obligation Bonds, Thornapple Manor
Medical Care Facility, Capital Improvement & Refunding Series 2021,
4.000%, 4/01/32
4/31 at 100.00 AA 1,190,758
5,000 Battle Creek School District, Calhoun County, Michigan, General
Obligation Bonds, Refunding & Site Series 2022, 4.000%, 5/01/45(WI/
DD, Settling 3/10/22)
5/32 at 100.00 N/R 5,777,700
3,440 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 Aa1 3,818,331
2,590 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA 2,950,217
3,450 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/50
5/30 at 100.00 AA 3,851,028

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake,
State of Michigan  School Building and Site General Obligation Bonds,
Refunding 2018, 5.000%, 5/01/36
5/28 at 100.00 Aa1 $ 1,190,770
Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding
& School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 Aa1 1,049,869
1,310 5.000%, 5/01/43 5/29 at 100.00 Aa1 1,562,214
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA 1,624,807
Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-I:
380 5.000%, 11/01/27 No Opt. Call AA 450,349
245 5.000%, 11/01/28 No Opt. Call AA 297,009
320 5.000%, 11/01/29 No Opt. Call AA 395,312
300 5.000%, 11/01/30 No Opt. Call AA 377,883
850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 AA 1,041,947
205 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call AA+ 218,120
1,575 East Lansing School District, Ingham and Clinton Counties, Michigan,
General Obligation Bonds, Building & Site Series 2020II, 5.000%,
5/01/44
5/30 at 100.00 AA 1,913,924
2,000 East Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 AA 2,309,920
1,835 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/43
5/31 at 100.00 AA 2,112,379
500 Forest Hills Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30
No Opt. Call Aa2 586,085
1,200 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/41, (AMT)
1/32 at 100.00 N/R 1,467,948
2,920 Grand Blanc Community Schools, Genesee and Oakland Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2020, 5.000%, 11/01/31
5/30 at 100.00 AA 3,630,144
Grand Ledge Public Schools, Eaton, Clinton and Ionia
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-II:
1,615 5.000%, 5/01/39 5/31 at 100.00 AA 2,038,986
870 5.000%, 5/01/40 5/31 at 100.00 AA 1,096,496
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 AA 4,900,181
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 AA 2,305,402
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 AA 1,202,070
1,750 5.000%, 11/01/37 - AGM Insured 5/29 at 100.00 AA 2,102,940
1,500 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 AA 1,792,035
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 AA 1,489,913
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 Aa1 3,500,490
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 Aa1 2,060,417

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017:
$ 500 5.000%, 4/01/26 No Opt. Call AA+ $ 570,620
500 5.000%, 4/01/31 4/27 at 100.00 AA+ 582,275
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 AAA 1,177,759
Kent County, Michigan, General Obligation Bonds,
Refunding Limited Tax Series 2015:
1,500 5.000%, 1/01/31 1/25 at 100.00 AAA 1,646,880
2,000 5.000%, 1/01/37 1/25 at 100.00 AAA 2,188,840
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 AA 1,959,510
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site,  Series 2017, 5.000%, 5/01/31
11/27 at 100.00 AA 219,029
Marquette, Michigan, General Obligation Bonds, Refunding
& Limited Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call AA 247,675
375 4.000%, 5/01/28 5/27 at 100.00 AA 422,006
550 4.000%, 5/01/29 5/27 at 100.00 AA 616,325
265 4.000%, 5/01/31 5/27 at 100.00 AA 294,728
215 4.000%, 5/01/32 5/27 at 100.00 AA 238,781
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,181,370
Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020:
6,000 4.000%, 11/01/50 11/30 at 100.00 AA 6,701,100
2,500 4.000%, 11/01/55 11/30 at 100.00 AA 2,794,225
1,000 Michigan State, General Obligation Bonds, Environmental Program,
Refunding Series 2011A, 5.000%, 12/01/22
3/22 at 100.00 Aa1 1,003,420
Michigan State, General Obligation Bonds, Environmental
Program, Series 2020A:
1,700 5.000%, 5/15/33 5/30 at 100.00 Aa1 2,125,935
1,275 4.000%, 5/15/38 5/30 at 100.00 Aa1 1,468,711
Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41, (UB) (4) 5/30 at 100.00 AA 1,820,895
2,465 5.000%, 5/01/45, (UB) (4) 5/30 at 100.00 AA 2,989,651
Muskegon County, Michigan, General Obligation Water
Supply System Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 AA 619,267
1,290 5.000%, 11/01/36 11/25 at 100.00 AA 1,445,587
1,175 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44
5/30 at 100.00 Aa2 1,448,658
3,120 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46
5/29 at 100.00 AA 3,713,954
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA+ 1,290,994
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA 2,051,674

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
South Haven Public Schools, Van Buren Couty, Michigan,
General Obligation Bonds, School Building & Site, Series
2021I:
$ 465 5.000%, 5/01/32 5/31 at 100.00 AA $ 588,923
475 5.000%, 5/01/33 5/31 at 100.00 AA 599,569
485 5.000%, 5/01/34 5/31 at 100.00 AA 612,031
470 5.000%, 5/01/35 5/31 at 100.00 AA 591,965
380 5.000%, 5/01/36 5/31 at 100.00 AA 478,492
540 5.000%, 5/01/37 5/31 at 100.00 AA 679,266
920 5.000%, 5/01/41 5/31 at 100.00 AA 1,150,708
2,485 5.000%, 5/01/45 5/31 at 100.00 AA 3,079,611
1,000 South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/47
5/31 at 100.00 AA 1,136,340
3,115 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/44
5/29 at 100.00 Aa1 3,759,836
3,500 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 Aa1 4,199,090
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 Aa2 4,722,280
West Ottawa Public School District, Ottawa County,
Michigan, General Obligation Bonds, School Building &
Site Series 2021:
395 4.000%, 11/01/31 - AGM Insured 5/31 at 100.00 N/R 462,817
1,730 4.000%, 11/01/46 - AGM Insured 5/31 at 100.00 N/R 1,970,003
2,100 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call Aa2 2,240,595
110,730 Total Tax Obligation/General 128,901,209
Tax Obligation/Limited - 16.2%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA 3,139,599
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R 1,047,570
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1, 5.000%, 10/01/39
10/24 at 100.00 AA- 4,434,550
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2 2,230,380
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I:
1,540 5.000%, 4/15/36 10/26 at 100.00 Aa2 1,754,907
3,450 5.000%, 4/15/41 10/26 at 100.00 Aa2 3,892,255
1,000 5.000%, 10/15/46 10/26 at 100.00 Aa2 1,118,820
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
520 5.000%, 4/15/36 10/29 at 100.00 Aa2 638,664
1,000 4.000%, 10/15/49 10/29 at 100.00 Aa2 1,118,010
1,000 4.000%, 4/15/54 10/29 at 100.00 Aa2 1,109,930
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/38
10/31 at 100.00 Aa2 2,311,740
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/41
10/31 at 100.00 N/R 2,298,900
1,500 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 AA+ 1,646,355
3,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 AA+ 3,401,670
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45, (UB) (4)
11/30 at 100.00 AA+ 10,397,771

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
$ 1,950 5.000%, 11/15/31 No Opt. Call AA+ $ 2,511,932
2,000 5.000%, 11/15/34 11/31 at 100.00 N/R 2,562,460
3,000 5.000%, 11/15/35 11/31 at 100.00 AA+ 3,839,550
685 Michigan State, Trunk Line Fund Bonds, Refunding Series 2015, 5.000%,
11/15/22
No Opt. Call AA+ 705,276
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
5,290 4.500%, 7/01/34 7/25 at 100.00 N/R 5,718,120
1,676 4.550%, 7/01/40 7/28 at 100.00 N/R 1,856,689
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 830,858
51,536 Total Tax Obligation/Limited 58,566,006
Transportation - 4.0%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A1 1,464,462
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000 5.000%, 12/01/37 12/22 at 100.00 A1 2,059,620
1,000 5.000%, 12/01/42 - AGM Insured 12/22 at 100.00 AA 1,028,820
1,700 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44,
(AMT)
12/24 at 100.00 A1 1,840,505
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 A1 2,395,940
4,670 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 N/R 5,700,856
12,620 Total Transportation 14,490,203
U.S. Guaranteed - 4.1% (5)
690 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29, (Pre-
refunded 5/01/22)
5/22 at 100.00 Aa1 695,078
Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Improvement & Refunding Series 2014:
1,500 5.000%, 1/01/35, (Pre-refunded 1/01/24) 1/24 at 100.00 AA 1,605,540
800 5.000%, 1/01/39, (Pre-refunded 1/01/24) 1/24 at 100.00 AA 856,288
350 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement Series 2012, 5.000%, 1/01/32, (Pre-refunded 1/01/23)
1/23 at 100.00 AA 362,082
3,000 Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital
Medical Center, Refunding Series 2012A, 5.000%, 6/01/39, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R 3,032,670
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 A+ 2,033,475
365 Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean
Water Series 2012, 5.000%, 10/01/32, (Pre-refunded 10/01/22)
10/22 at 100.00 AAA 374,092
4,000 Michigan House of Representatives, Certificates of Participation, Series
1998, 0.000%, 8/15/23 - AMBAC Insured, (ETM)
No Opt. Call N/R 3,931,320
2,000 Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health
Care Group, Series 2009C, 5.000%, 12/01/48, (Pre-refunded 6/01/22)
6/22 at 100.00 AA- 2,021,780
14,580 Total U.S. Guaranteed 14,912,325
Utilities - 14.4%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA 993,616
2,500 Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue
Bonds,  Improvement & Refunding Series 2020, 4.000%, 1/01/50
1/30 at 100.00 AA 2,785,475
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 AA 1,915,861

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 AA $ 1,389,613
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 AA 1,746,300
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Refunding Series 2015:
1,000 5.000%, 1/01/33 1/25 at 100.00 AA 1,097,920
1,000 5.000%, 1/01/35 1/25 at 100.00 AA 1,095,290
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A:
1,250 5.000%, 7/01/31 7/27 at 100.00 AA- 1,462,562
1,000 5.000%, 7/01/32 7/27 at 100.00 AA- 1,167,830
9,835 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 AA- 11,724,894
7,400 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA- 9,172,966
Marquettte, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
1,000 5.000%, 7/01/29 7/26 at 100.00 AA- 1,144,000
1,230 5.000%, 7/01/32 7/26 at 100.00 AA- 1,407,120
1,000 5.000%, 7/01/33 7/26 at 100.00 AA- 1,144,000
1,800 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Refunding Series 2018B, 5.000%, 10/01/39
10/28 at 100.00 AAA 2,174,634
885 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Series 2020B, 5.000%, 10/01/31
10/30 at 100.00 Aaa 1,120,277
750 Michigan Finance Authority, Drinking Water Revolving Fund Revenue
Bonds, Series 2021B, 5.000%, 10/01/35
10/31 at 100.00 N/R 960,630
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 AA 1,620,645
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 AA 1,316,661
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-2, 5.000%, 7/01/27 - AGM Insured
7/24 at 100.00 AA 3,264,420
1,150 Michigan Municipal Bond Authority, Drinking Water Revolving Fund
Revenue Bonds, Series 2020B, 5.000%, 10/01/32
10/30 at 100.00 Aaa 1,453,473
1,000 Monroe County Economic Development Corporation, Michigan,
Collateralized Limited Obligation Revenue Refunding Bonds, Detroit
Edison Company, Series 1992AA, 6.950%, 9/01/22 - FGIC Insured
No Opt. Call Aa3 1,030,490
820 Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding
Series 2021, 4.000%, 7/01/38 - AGM Insured
7/31 at 100.00 AA 947,338
44,595 Total Utilities 52,136,015
$ 324,316 Total Long-Term Investments (cost $363,835,973) 370,467,839
Floating Rate Obligations - (4.2)%   (15,200,000)
Other Assets Less Liabilities - 1.6% 5,980,126
Net Assets - 100% $ 361,247,965

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 370,467,839 $ – $ 370,467,839
Total
$ – $ 370,467,839 $ – $ 370,467,839
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch,
Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.0%
MUNICIPAL BONDS - 97.0%
Consumer Staples - 1.8%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
3/22 at 100.00 AA- $ 3,010,890
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- 10,622,586
11,840 Total Consumer Staples 13,633,476
Education and Civic Organizations - 9.6%
Curators of the University of Missouri, System Facilities
Revenue Bonds, Series 2014A:
2,265 5.000%, 11/01/25 11/24 at 100.00 AA+ 2,488,782
1,200 4.000%, 11/01/33 11/24 at 100.00 AA+ 1,277,100
2,350 4.000%, 11/01/34 11/24 at 100.00 AA+ 2,494,642
5,010 Curators of the University of Missouri, System Facilities Revenue Bonds,
Taxable Series 2020A, 5.000%, 11/01/30
No Opt. Call AA+ 6,296,919
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 A+ 1,111,410
1,055 Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding
Series 2019, 5.000%, 6/01/31 - AGM Insured
6/27 at 100.00 AA 1,218,588
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 1,075,184
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 A1 2,282,740
3,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 3,153,510
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
2,295 4.000%, 10/01/34 10/29 at 100.00 A 2,541,024
2,510 4.000%, 10/01/36 10/29 at 100.00 A 2,768,329
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012:
575 3.500%, 10/01/22 No Opt. Call BBB- 581,739
3,470 5.000%, 10/01/33 10/22 at 100.00 BBB- 3,489,848
2,255 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 2,387,887
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 BBB+ 1,074,240
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 AA- 4,139,930
7,920 4.000%, 10/01/42 10/25 at 100.00 AA- 8,441,532
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
600 4.000%, 10/01/36 4/27 at 100.00 AA- 654,024
5,690 5.000%, 10/01/42 4/27 at 100.00 AA- 6,570,243
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
3,390 5.000%, 10/01/46 4/29 at 100.00 AA- 4,011,319
6,665 4.000%, 10/01/48 4/29 at 100.00 AA- 7,327,235

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Baa2 $ 1,206,557
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
260 4.000%, 10/01/31 10/27 at 100.00 A+ 286,710
285 4.000%, 10/01/32 10/27 at 100.00 A+ 313,939
500 4.000%, 10/01/33 10/27 at 100.00 A+ 550,395
400 4.000%, 10/01/34 10/27 at 100.00 A+ 439,992
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 AA 1,782,625
1,000 Saint Louis Industrial Development Authority, Missouri, Confluence
Academy Project, Series 2007A, 5.350%, 6/15/32
3/22 at 100.00 N/R 1,000,110
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 1,108,140
860 Truman State University, Missouri, Housing System Revenue Bonds,
Refunding Series 2015, 3.750%, 6/01/33
6/23 at 100.00 A2 872,212
66,155 Total Education and Civic Organizations 72,946,905
Health Care - 22.7%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
7/23 at 100.00 N/R 690,579
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 BBB- 1,618,644
1,000 5.000%, 8/01/30 8/26 at 100.00 BBB- 1,109,900
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Saint Francis
Medical Center, Series 2013A:
530 3.375%, 6/01/28 6/22 at 100.00 AA 533,572
2,000 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Saint Francis Medical Center, Series
2016, 5.000%, 6/01/39
6/26 at 100.00 AA 2,234,960
1,245 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,331,702
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 BBB- 1,502,060
1,210 5.000%, 3/01/32 3/27 at 100.00 BBB- 1,369,781
1,645 5.000%, 3/01/36 3/27 at 100.00 BBB- 1,857,583
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 BBB- 2,878,749
Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 A- 1,290,849
1,220 4.000%, 10/01/32 10/27 at 100.00 A- 1,344,562
485 5.000%, 10/01/42 10/27 at 100.00 A- 553,482
2,450 5.000%, 10/01/47 10/27 at 100.00 A- 2,776,953
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A 1,665,565
Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series
2020A:
290 5.000%, 2/15/29 No Opt. Call A 346,068
310 5.000%, 2/15/30 No Opt. Call A 376,334
1,575 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 4.000%,
11/15/33
5/26 at 100.00 A+ 1,698,590

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 A+ $ 1,174,050
Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016:
500 5.000%, 11/15/24 No Opt. Call A+ 548,225
100 5.000%, 11/15/31 5/26 at 100.00 A+ 113,148
4,200 5.000%, 11/15/34 5/26 at 100.00 A+ 4,734,030
4,335 5.000%, 11/15/35 5/26 at 100.00 A+ 4,880,603
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 AA 1,065,280
6,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 6,353,472
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series
2021A:
1,130 4.000%, 7/01/40 7/31 at 100.00 AA 1,295,364
9,000 4.000%, 7/01/46 7/31 at 100.00 AA 10,068,480
9,175 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 9,905,881
1,905 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Baa2 2,276,818
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 11/23 at 100.00 A2 1,560,933
2,980 5.000%, 11/15/48 11/23 at 100.00 A2 3,147,923
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200 5.000%, 11/15/32 11/25 at 100.00 A2 2,461,096
2,400 5.000%, 11/15/39 11/25 at 100.00 A2 2,672,016
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2019A:
1,300 5.000%, 11/15/33 5/29 at 100.00 A2 1,568,203
880 5.000%, 11/15/35 5/29 at 100.00 A2 1,058,367
975 5.000%, 11/15/37 5/29 at 100.00 A2 1,171,180
265 5.000%, 11/15/38 5/29 at 100.00 A2 317,806
3,000 4.000%, 11/15/49 5/29 at 100.00 A2 3,288,180
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Heartland Regional Medical
Center, Series 2012:
1,000 3.875%, 2/15/32 3/22 at 100.00 AA- 1,001,400
3,035 5.000%, 2/15/37 3/22 at 100.00 AA- 3,045,076
225 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
11/22 at 100.00 A+ 229,061
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 A+ 918,033
2,355 4.250%, 11/15/48 11/24 at 100.00 A+ 2,504,378
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,050 4.000%, 11/15/36 11/27 at 100.00 A+ 1,152,879
2,980 4.000%, 11/15/37 11/27 at 100.00 A+ 3,270,282
5,345 4.000%, 11/15/47 11/27 at 100.00 A+ 5,790,987
2,750 5.000%, 11/15/47 11/27 at 100.00 A+ 3,167,807
1,000 4.000%, 11/15/49 11/27 at 100.00 A+ 1,081,780
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2018A:
1,000 5.000%, 6/01/27 No Opt. Call A+ 1,166,230
1,330 5.000%, 6/01/30 12/28 at 100.00 A+ 1,591,398

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
$ 2,000 4.000%, 6/01/50 6/30 at 100.00 A+ $ 2,223,560
11,240 4.000%, 6/01/53 6/30 at 100.00 A+ 12,461,114
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
2,325 4.000%, 2/15/44 2/29 at 100.00 AA- 2,545,386
8,725 4.000%, 2/15/54 2/29 at 100.00 AA- 9,473,169
1,130 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%,
2/01/45
8/25 at 100.00 A+ 1,218,784
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2015B, 3.500%, 12/01/32
6/25 at 100.00 A+ 1,561,890
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2019:
1,100 4.000%, 12/01/35 6/29 at 100.00 A+ 1,222,738
2,000 4.000%, 12/01/37 6/29 at 100.00 A+ 2,220,420
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal and
Presbyterian Hospitals, Series 2015B:
2,000 5.000%, 12/01/33 6/25 at 100.00 A+ 2,198,360
500 3.625%, 12/01/34 6/25 at 100.00 A+ 520,045
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2014A:
345 5.000%, 6/01/26 6/24 at 100.00 AA- 372,638
2,000 5.000%, 6/01/31 6/24 at 100.00 AA- 2,155,580
1,165 4.000%, 6/01/32 6/24 at 100.00 AA- 1,225,464
265 4.000%, 6/01/33 6/24 at 100.00 AA- 278,634
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,035 4.000%, 6/01/48 6/28 at 100.00 AA- 1,141,129
1,500 5.000%, 6/01/48 6/28 at 100.00 AA- 1,755,120
3,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 A+ 3,212,880
3,030 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 A+ 3,241,888
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 2,197,800
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lester E Cox Medical Center, Series
1992H:
4,025 0.000%, 9/01/22 - NPFG Insured No Opt. Call A2 4,003,225
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 N/R 896,500
2,325 4.000%, 11/15/36 11/25 at 100.00 N/R 2,391,820
3,000 5.000%, 11/15/46 11/25 at 100.00 N/R 3,160,170
1,120 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 BBB- 1,197,325
157,730 Total Health Care 172,635,938

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.1%
$ 1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
7/23 at 100.00 AA+ $ 1,029,900
Housing/Single Family - 0.1%
645 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 662,067
110 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2,
3.800%, 11/01/34
5/25 at 100.00 AA+ 112,443
755 Total Housing/Single Family 774,510
Long-Term Care - 3.6%
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 2,979,815
900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB 960,588
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 BBB 611,216
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,000 5.000%, 2/01/35 2/24 at 100.00 BBB 1,048,520
1,500 5.000%, 2/01/44 2/24 at 100.00 BBB 1,565,325
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 5,976,018
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
475 4.000%, 2/01/32 2/29 at 100.00 BBB 514,007
1,000 5.000%, 2/01/42 2/29 at 102.00 BBB 1,151,160
3,580 4.000%, 2/01/48 2/29 at 100.00 BBB 3,769,919
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
550 5.000%, 9/01/32 9/22 at 100.00 BB+ 557,299
2,715 5.000%, 9/01/42 9/22 at 100.00 BB+ 2,746,168
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 2,685,856
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 BB+ 2,157,120
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 529,355
26,005 Total Long-Term Care 27,252,366
Tax Obligation/General - 16.4%
3,745 Camdenton Reorganized School District R3, Camden County, Missouri,
General Obligation Bonds, Refunding & Improvement Series 2015,
4.000%, 3/01/35
3/23 at 100.00 AA- 3,845,778
Central Jackson County Fire Protection District,
Jackson County, Missouri, General Obligation Bonds,
Improvement Series 2021:
2,075 5.000%, 3/01/34 3/30 at 100.00 N/R 2,572,232
2,175 5.000%, 3/01/36 3/30 at 100.00 N/R 2,672,836
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 AA 3,970,258

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series
2015:
$ 2,000 4.000%, 3/01/35 3/27 at 100.00 AA+ $ 2,207,720
1,160 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,279,886
600 Clay County School District 40, Excelsior Springs, Missouri, General
Obligation Bonds, School Building Series 2020, 5.000%, 3/01/33
3/30 at 100.00 AA+ 744,432
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 Aa1 3,207,900
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 Aa1 1,383,638
Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
1,000 4.000%, 3/01/29 3/27 at 100.00 AA+ 1,118,060
1,075 4.000%, 3/01/30 3/27 at 100.00 AA+ 1,198,625
450 4.000%, 3/01/36 3/27 at 100.00 AA+ 495,153
375 4.000%, 3/01/37 3/27 at 100.00 AA+ 412,249
500 4.000%, 3/01/38 3/27 at 100.00 AA+ 548,915
1,505 Fort Osage Reorganized School District R-1, General Obligation Bonds,
School Building Series 2021, 5.000%, 3/01/35
9/31 at 100.00 AA+ 1,896,932
1,000 Fort Osage Reorganized School District R-1, Jackson County, Missouri,
General Obligation Bonds, Direct Deposit Program, Series 2017,
4.000%, 3/01/34
3/27 at 100.00 AA+ 1,110,610
1,125 Fort Osage Reorganized School District R-1, Jackson County, Missouri,
General Obligation Bonds, Refunding Series 2021B, 4.000%, 3/01/25
No Opt. Call N/R 1,205,696
Fort Zumwalt School District, Callaway County, Missouri,
General Obligation Bonds, Refunding & Improvement
Series 2015:
1,500 4.000%, 3/01/31 3/24 at 100.00 AA+ 1,578,300
1,000 4.000%, 3/01/32 3/24 at 100.00 AA+ 1,050,380
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 2,076,282
1,000 Franklin County Reorganized School District R-XI Union, Missouri, General
Obligation Bonds, Series 2020A, 5.000%, 3/01/36
3/25 at 100.00 AA+ 1,103,390
2,000 Hazelwood School District, St Louis County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33
3/23 at 100.00 AA+ 2,080,700
1,500 Independence School District, Jackson County, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2021, 5.000%, 3/01/33
9/31 at 100.00 AA+ 1,906,815
1,950 Independence School District, Jackson County, Missouri, General
Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32
3/27 at 100.00 AA+ 2,315,235
1,435 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37
3/27 at 100.00 Aa1 1,589,105
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 AA+ 1,072,460
Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A:
1,000 5.000%, 3/01/36 3/29 at 100.00 AA+ 1,202,850
1,000 5.000%, 3/01/38 3/29 at 100.00 AA+ 1,205,590
1,000 5.000%, 3/01/39 3/29 at 100.00 AA+ 1,203,000
2,500 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2022, 4.000%, 3/01/41 - BAM Insured
3/31 at 100.00 N/R 2,876,025
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 AA+ 1,432,558
1,000 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2019, 5.500%,
3/01/39
3/29 at 100.00 AA+ 1,255,740
4,000 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, Series 2021A, 4.000%, 3/01/39
3/31 at 100.00 N/R 4,645,320
3,000 Jackson County Reorganized School District R-7, Lees Summit, Missouri,
General Obligation Bonds, School Building and Refunding Series 2021,
3.500%, 3/01/41
3/30 at 100.00 N/R 3,213,480

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,635 Jasper County School District R-9, Carthage, Missouri, General Obligation
Bonds, Refunding Series 2020B, 4.000%, 3/01/33
3/29 at 100.00 AA+ $ 1,868,184
700 Jefferson City School District, Missouri, General Obligation Bonds, Series
2017, 4.000%, 3/01/29
3/26 at 100.00 AA+ 768,229
500 Jefferson County Consolidated School District 6, Missouri, General
Obligation Bonds, Series 2021A, 3.000%, 3/01/33
3/28 at 100.00 AA+ 527,545
825 Johnson County School District R-VI Warrensburg, Missouri, General
Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30
3/28 at 100.00 AA+ 932,234
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 2,224,920
5,000 Kansas City, Missouri, General Obligation Bonds, Improvement &
Refunding Series 2012A, 4.500%, 2/01/26
3/22 at 100.00 AA 5,014,750
Kansas City, Missouri, General Obligation Bonds, Refunding
& Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 AA 1,702,767
1,000 4.000%, 2/01/37 2/28 at 100.00 AA 1,129,020
1,265 Kansas City, Missouri, General Obligation Bonds, Refunding Series 2015A,
5.000%, 2/01/27
2/24 at 100.00 AA 1,352,690
1,190 Kansas City, Missouri, General Obligation Bonds, Series 2020A., 4.000%,
2/01/37
2/30 at 100.00 AA 1,366,429
Lincoln County Fire Protection District 1, Missouri, General
Obligation Bonds, Series 2021:
480 4.000%, 3/01/29 - AGM Insured No Opt. Call AA 549,835
330 4.000%, 3/01/30 - AGM Insured No Opt. Call AA 382,242
520 4.000%, 3/01/31 - AGM Insured 3/30 at 100.00 AA 599,243
475 Lindbergh Schools, Saint Louis County, Missouri, General Obligation
Bonds, Series 2019A, 5.000%, 3/01/32
3/27 at 100.00 Aa3 551,361
Marion County School District 60 Hannibal, Ralls and Marion
County, Missouri, General Obligation Bonds, Series 2019:
1,050 5.000%, 3/01/31 3/24 at 100.00 AA+ 1,126,304
2,000 5.000%, 3/01/39 3/24 at 100.00 AA+ 2,138,780
1,775 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/47 - AGM Insured
2/28 at 100.00 AA 2,018,743
Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018:
570 4.000%, 3/01/31 3/26 at 100.00 A+ 620,000
325 5.000%, 3/01/34 3/26 at 100.00 A+ 367,894
685 5.000%, 3/01/35 3/26 at 100.00 A+ 774,276
Nixa Public Schools, Christian County, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program,
Refunding & School Building Series 2019:
1,000 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,106,880
1,000 4.000%, 3/01/37 3/27 at 100.00 AA+ 1,106,880
550 Nixa Public Schools, Christian County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Refunding Series 2019B,
4.000%, 3/01/34
3/30 at 100.00 AA+ 637,400
500 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program, Refunding &
Improvement  Series 2014, 4.000%, 3/01/32
3/24 at 100.00 AA+ 525,190
425 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2020, 4.000%, 4/01/32
4/29 at 100.00 A+ 471,465
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 AA- 1,072,050
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 AA- 2,257,340
Ozark R-6 School District, Christian County, Missouri,
General Obligation Bonds, Series 2021:
755 3.000%, 4/01/39 4/30 at 100.00 N/R 788,129
550 3.000%, 4/01/41 4/30 at 100.00 N/R 569,503
1,500 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/34
3/23 at 100.00 AA+ 1,542,795

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Ozark Reorganized School District 6, Christian County,
Missouri, General Obligation Bonds, Series 2021B:
$ 1,150 4.000%, 3/01/38 3/31 at 100.00 N/R $ 1,328,929
1,000 4.000%, 3/01/39 3/31 at 100.00 N/R 1,153,330
3,000 4.000%, 3/01/41 3/31 at 100.00 N/R 3,445,950
2,840 Platte County Reorganized School District R3, Missouri, General
Obligation Bonds, School Building Series 2021, 5.250%, 3/01/35
9/31 at 100.00 AA 3,689,330
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 AA+ 2,186,800
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates
of Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 AA 1,280,316
355 Riverview Fire Protection District, St Louis County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2020, 4.000%,
3/01/29 - BAM Insured
3/27 at 100.00 AA 396,187
4,000 Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2020, 3.000%, 3/01/34
3/28 at 100.00 AA 4,261,640
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 AA 1,129,500
985 Springfield School District R12, Greene County, Missouri, General
Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35
3/29 at 100.00 AA 1,125,569
Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, Series 2013:
1,000 5.000%, 3/01/32 3/23 at 100.00 AA+ 1,040,250
1,000 5.000%, 3/01/33 3/23 at 100.00 AA+ 1,040,250
Valley Park Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
650 4.000%, 3/01/31 3/27 at 100.00 AA 722,104
705 4.000%, 3/01/33 3/27 at 100.00 AA 778,926
550 4.000%, 3/01/35 3/27 at 100.00 AA 603,807
600 4.000%, 3/01/37 3/27 at 100.00 AA 647,700
Washington School District, Franklin County, Missouri,
General Obligation Bonds, Missouri Direct Deposit
Program, Series 2019:
1,500 4.000%, 3/01/34 3/27 at 100.00 AA+ 1,664,115
905 4.000%, 3/01/35 3/27 at 100.00 AA+ 1,003,102
112,055 Total Tax Obligation/General 125,269,033
Tax Obligation/Limited - 17.3%
530 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 526,497
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
510 5.000%, 10/01/26 No Opt. Call AA 589,147
325 5.000%, 10/01/30 10/29 at 100.00 AA 404,060
1,365 4.000%, 10/01/34 10/29 at 100.00 AA 1,567,293
2,680 4.000%, 10/01/36 10/29 at 100.00 AA 3,067,233
3,500 4.000%, 10/01/48 10/29 at 100.00 AA 3,890,600
5,280 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2020A, 4.000%, 10/01/44
10/30 at 100.00 AA 5,977,171
2,125 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 2,126,190
1,555 Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%,
10/01/37
10/25 at 101.00 AA- 1,682,510
Cape Girardeau County Reorganized School District R2,
Missouri, Certificates of Participation, Series 2020A:
1,000 4.000%, 4/01/35 - BAM Insured 4/28 at 100.00 AA 1,114,580
525 4.000%, 4/01/36 - BAM Insured 4/28 at 100.00 AA 584,425

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
$ 450 5.000%, 3/01/27 No Opt. Call AA- $ 521,406
250 4.000%, 3/01/32 3/29 at 100.00 AA- 282,053
Clay County School District R-11 Smithville, Missouri,
Certificates of Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 A+ 374,778
2,515 5.000%, 4/01/43 4/28 at 100.00 A+ 2,910,333
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 969,903
2,140 Conley Road Transportation District, Transportation Sales Tax Revenue
Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 2,193,479
300 Excelsior Springs, Missouri, Certificate of Participation, Refunding Series
2020B, 4.000%, 3/01/31 - BAM Insured
No Opt. Call AA 345,603
600 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/40
4/31 at 100.00 N/R 675,714
1,105 Franklin County, Missouri, Certificates of Participation, Series 2019A,
3.000%, 11/01/30
11/26 at 100.00 A+ 1,148,625
1,685 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
3/22 at 100.00 N/R 1,112,100
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 Aa3 842,115
1,855 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/39
3/31 at 100.00 Aa3 2,118,206
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
3/22 at 100.00 N/R 993,150
Harrisonville, Missouri, Certificates of Participation,
Refunding & Improvement Series 2021:
345 4.000%, 11/01/27 No Opt. Call A+ 379,617
375 4.000%, 11/01/29 No Opt. Call A+ 418,710
400 4.000%, 11/01/31 11/30 at 100.00 A+ 446,300
Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005:
1,470 5.750%, 3/01/23 - SYNCORA GTY Insured No Opt. Call BB+ 1,509,558
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call BB+ 1,641,089
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call BB+ 1,888,212
Howard Bend Levee District, St Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 3/23 at 100.00 BB+ 1,007,590
1,300 5.000%, 3/01/38 3/23 at 100.00 BB+ 1,309,932
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
530 4.000%, 3/01/40 3/28 at 100.00 A- 568,764
1,555 4.000%, 3/01/43 3/28 at 100.00 A- 1,660,756
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
3/22 at 100.00 AA- 928,487
975 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 999,941
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 -
AMBAC Insured
No Opt. Call AA- 1,836,140
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 1,851,360
505 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2017C, 5.000%, 9/01/25
No Opt. Call AA- 565,812

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B:
$ 360 4.000%, 10/01/30 10/27 at 100.00 AA- $ 402,599
2,500 5.000%, 9/01/31 9/27 at 100.00 AA- 2,933,075
235 3.625%, 10/01/32 10/27 at 100.00 AA- 255,663
1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 AA- 1,789,972
690 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension
Project, Series 2021D, 4.000%, 9/01/46
9/31 at 100.00 AA- 773,849
343 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
3/22 at 100.00 N/R 329,109
751 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
3/22 at 100.00 N/R 131,447
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 1,393,523
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 94,124
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 1,212,507
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 1,309,081
1,535 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 N/R 1,542,598
1,000 Missouri Development Finance Board, Missouri, Annual Appropriation
Revenue Bonds, Fulton State Hospital Project, Series 2014., 3.000%,
10/01/26
10/22 at 100.00 AA+ 1,009,660
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 A 1,066,320
1,325 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/37
4/29 at 100.00 A 1,457,964
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
200 3.000%, 5/01/24 No Opt. Call N/R 201,710
225 3.000%, 5/01/25 No Opt. Call N/R 227,185
275 3.000%, 5/01/26 No Opt. Call N/R 277,788
625 3.000%, 5/01/30 5/29 at 100.00 N/R 624,800
660 Poplar Bluff Regional Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42
12/22 at 100.00 BBB 670,157
575 Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%,
10/01/35
10/29 at 100.00 BBB+ 624,444
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 N/R 3,242,790
1,000 4.550%, 7/01/40 7/28 at 100.00 N/R 1,107,810
2,931 0.000%, 7/01/46 7/28 at 41.38 N/R 952,164
1,744 5.000%, 7/01/58 7/28 at 100.00 N/R 1,955,809
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,190,060
18 4.536%, 7/01/53 7/28 at 100.00 N/R 19,686
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 1,105,980
Pulaski County, Missouri, Certificates of Participation, Series
2019:
880 4.000%, 12/01/32 12/27 at 100.00 A- 969,681
915 4.000%, 12/01/33 12/27 at 100.00 A- 1,004,093

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Republic, Missouri, Special Obligation Bonds, Series 2022:
$ 1,000 4.000%, 5/01/37 5/30 at 100.00 N/R $ 1,106,420
1,170 4.000%, 5/01/38 5/30 at 100.00 N/R 1,290,334
1,380 4.000%, 5/01/39 5/30 at 100.00 N/R 1,519,201
1,910 4.000%, 5/01/40 5/30 at 100.00 N/R 2,099,300
1,000 4.000%, 5/01/41 5/30 at 100.00 N/R 1,097,550
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 472,953
1,075 Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%,
4/01/29
4/26 at 100.00 Aa3 1,173,642
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 251,450
545 Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32, 144A
3/22 at 100.00 N/R 541,888
700 Saint Louis County Special School District, Missouri, Certificates of
Participation Lease, Refunding Series 2022, 4.000%, 4/01/34
4/29 at 100.00 N/R 784,910
1,875 Saint Louis County Special School District, Missouri, Certificates of
Participation Lease, Series 2014B, 4.000%, 4/01/28
4/22 at 100.00 AA 1,880,269
2,230 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 AA 2,659,565
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2009A:
1,000 0.000%, 7/15/26 No Opt. Call AA 909,580
1,000 0.000%, 7/15/27 No Opt. Call AA 884,590
1,000 0.000%, 7/15/28 No Opt. Call AA 858,780
1,000 0.000%, 7/15/29 No Opt. Call AA 832,560
Saint Louis Municipal Library District, Missouri, Certificates
of Participation, Refunding Series 2020:
2,460 4.000%, 3/15/44 - BAM Insured 3/30 at 100.00 AA 2,727,943
500 4.000%, 3/15/48 - BAM Insured 3/30 at 100.00 AA 551,155
Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017:
505 4.000%, 4/01/29 4/25 at 100.00 A 539,123
345 4.000%, 4/01/30 4/25 at 100.00 A 367,884
565 4.000%, 4/01/32 4/25 at 100.00 A 600,725
585 4.000%, 4/01/33 4/25 at 100.00 A 620,907
2,145 Sedalia, Missouri, Certificates of Participation, Refunding & Improvement
Series 2020, 4.000%, 9/15/39 - BAM Insured
9/27 at 100.00 AA 2,334,618
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 Aa2 2,870,400
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call Aa2 1,851,533
Springfield, Missouri, Special Obligation Bonds, Sewer
System Improvements Project, Series 2015:
2,205 5.000%, 4/01/27 4/25 at 100.00 Aa2 2,447,197
4,300 4.000%, 4/01/35 4/25 at 100.00 Aa2 4,606,633
The Industrial Development Authority of the City of Saint
Louis, Missouri, Development Financing Revenue Bonds,
Ballpark Village Development Project, Series 2017A:
175 3.875%, 11/15/29 11/26 at 100.00 N/R 167,386
3,350 4.375%, 11/15/35 11/26 at 100.00 N/R 3,179,049
1,015 4.750%, 11/15/47 11/26 at 100.00 N/R 963,824
135 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 129,206
1,285 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,351,036

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,500 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 N/R $ 1,406,745
550 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 N/R 528,902
Wentzville School District R-04, Saint Charles County,
Missouri, Certificates of Participation, Series 2015:
1,700 3.375%, 4/01/29 4/24 at 100.00 A1 1,744,421
600 3.500%, 4/01/32 4/24 at 100.00 A1 614,328
126,787 Total Tax Obligation/Limited 131,871,094
Transportation - 5.1%
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 A2 372,151
1,230 5.000%, 3/01/39, (AMT) 3/29 at 100.00 A2 1,424,635
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
1,580 5.000%, 3/01/34, (AMT) 3/29 at 100.00 A2 1,840,637
2,500 5.000%, 3/01/35, (AMT) 3/29 at 100.00 A2 2,909,625
8,960 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 10,265,293
7,000 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 7,943,040
1,390 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 1,584,836
4,555 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A, 5.000%, 3/01/57 - AGM Insured,
(AMT)
3/30 at 100.00 AA 5,260,934
3,500 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis
International Airport, Refunding Series 2012, 5.000%, 7/01/32 - FGIC
Insured, (AMT)
7/22 at 100.00 A2 3,543,750
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St
Louis International Airport, Series 2017D:
1,420 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,620,589
1,000 5.000%, 7/01/35 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,140,470
1,000 5.000%, 7/01/36 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,139,720
34,455 Total Transportation 39,045,680
U.S. Guaranteed - 4.2% (5)
Belton School District 124, Cass County, Missouri,
Certificates of Participation, Missouri School Boards
Association, Series 2019:
375 3.000%, 1/15/31, (Pre-refunded 1/15/24) - AGM Insured 1/24 at 100.00 AA 386,996
200 3.000%, 1/15/33, (Pre-refunded 1/15/24) - AGM Insured 1/24 at 100.00 AA 206,398
1,015 5.000%, 1/15/44, (Pre-refunded 1/15/24) - AGM Insured 1/24 at 100.00 AA 1,085,441
4,930 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/22)
10/22 at 100.00 Aa2 5,052,806
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Saint Francis
Medical Center, Series 2013A:
4,000 5.000%, 6/01/33, (Pre-refunded 6/01/22) 6/22 at 100.00 AA 4,043,080
365 Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds,
Series 2014, 4.000%, 3/01/28, (Pre-refunded 3/01/23) - AGM Insured
3/23 at 100.00 AA 375,965
Great Rivers Greenway Metropolitan Park & Recreation
District, Missouri, Sales Tax Appropriation Bonds, Gateway
Arch Project, Series 2014:
3,500 5.000%, 12/30/29, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 3,744,195
4,090 5.000%, 12/30/31, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 4,375,359

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 665 Guam International Airport Authority, Revenue Bonds, Series 2013B,
5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA $ 710,892
4,665 Metropolitan St Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2012A, 5.000%, 5/01/42, (Pre-refunded 5/01/22)
5/22 at 100.00 AAA 4,699,334
3,620 Missouri Health and Educational Facilities Authority, Revenue Bonds, AT
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- 3,844,476
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lester E Cox Medical Center, Series
1992H:
2,385 0.000%, 9/01/22 - NPFG Insured, (ETM) No Opt. Call N/R 2,372,789
850 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42,
(Pre-refunded 9/01/22)
9/22 at 100.00 N/R 868,097
30,660 Total U.S. Guaranteed 31,765,828
Utilities - 16.1%
Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 A- 687,802
720 4.000%, 1/01/42 1/25 at 100.00 A- 746,517
1,430 5.000%, 1/01/47 1/25 at 100.00 A- 1,526,325
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM
Insured
3/23 at 100.00 AA 3,078,810
Franklin County Public Water Supply District 3, Missouri,
Certificates of Participation, Refunding Series 2020B:
500 4.000%, 12/01/30 No Opt. Call A+ 572,925
850 4.000%, 12/01/31 12/30 at 100.00 A+ 968,380
145 4.000%, 12/01/35 12/30 at 100.00 A+ 164,450
250 Franklin County Public Water Supply District 3, Missouri, Waterworks and
Sewerage System Revenuen Bonds, Refunding Series 2020A, 4.000%,
12/01/26
No Opt. Call A+ 275,245
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,847,437
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 169,469
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
500 4.000%, 1/01/35 1/28 at 100.00 AA 564,575
1,865 4.000%, 1/01/37 1/28 at 100.00 AA 2,109,035
1,000 4.000%, 1/01/38 1/28 at 100.00 AA 1,129,890
3,105 4.000%, 1/01/42 1/28 at 100.00 AA 3,503,465
5,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding &
Improvement Series 2016A, 4.000%, 1/01/40
1/25 at 100.00 AA 5,294,250
1,225 Kansas City, Missouri, Water Revenue Bonds, Series 2020A, 4.000%,
12/01/44
12/30 at 100.00 AA+ 1,406,300
1,200 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2016, 4.000%, 7/01/31
7/22 at 100.00 A+ 1,211,136
1,250 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2019, 4.000%, 7/01/38
7/26 at 100.00 A+ 1,348,950
1,775 Metropolitan St Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%,
5/01/46
5/26 at 100.00 AAA 2,037,274
2,000 Metropolitan St Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 2,296,100
6,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/42
5/27 at 100.00 AAA 6,923,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2019B:
$ 1,390 5.000%, 5/01/38 5/29 at 100.00 AAA $ 1,697,746
3,060 5.000%, 5/01/44 5/29 at 100.00 AAA 3,688,891
2,675 5.000%, 5/01/49 5/29 at 100.00 AAA 3,195,796
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2020B:
2,655 5.000%, 5/01/30 No Opt. Call AAA 3,338,742
2,035 5.000%, 5/01/37 5/30 at 100.00 N/R 2,524,255
4,365 5.000%, 5/01/47 5/30 at 100.00 AAA 5,288,852
425 Missouri Development Finance Board, Infrastructure Facilities Leasehold
Revenue Bonds, City of Independence, Missouri, Annual Appropriation
Electric System Revenue Bonds -- Dogwood Project, Series 2012A,
5.000%, 6/01/26
6/22 at 100.00 AA 429,318
5,100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 5,289,159
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 1,037,180
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 1,894,520
Missouri Environmental Improvement and Energy Resources
Authority, Water Facility Revenue Bonds, Jefferson County
Water Authority Project, Series 2021A:
850 4.000%, 7/01/34 7/29 at 100.00 A 949,493
2,250 4.000%, 7/01/41 7/29 at 100.00 A 2,491,852
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 2,184,180
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2014A:
3,300 5.000%, 1/01/31 1/24 at 100.00 A2 3,516,645
1,755 5.000%, 1/01/32 1/24 at 100.00 A2 1,869,882
2,500 5.000%, 1/01/33 1/24 at 100.00 A2 2,663,200
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 A2 1,242,574
650 5.000%, 12/01/37 6/25 at 100.00 A2 717,496
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Pairie State Power Project,
Refunding Series 2016A:
570 4.000%, 12/01/33 - BAM Insured 6/26 at 100.00 AA 621,192
1,415 5.000%, 12/01/34 6/26 at 100.00 A2 1,606,520
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 AA 265,538
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,885 5.000%, 1/01/32 1/25 at 100.00 A 3,147,333
1,450 5.000%, 1/01/34 1/25 at 100.00 A 1,581,008
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 2,668,325
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2017, 4.000%, 12/01/32
12/27 at 100.00 A2 1,670,055

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series
2018:
$ 1,330 5.000%, 12/01/37 6/27 at 100.00 A2 $ 1,537,334
1,140 5.000%, 12/01/38 6/27 at 100.00 A2 1,315,856
1,500 5.000%, 12/01/43 6/27 at 100.00 A2 1,720,080
2,070 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
3/22 at 100.00 N/R 2,072,256
1,065 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/30
4/28 at 100.00 A+ 1,114,171
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
250 4.000%, 12/01/39 12/25 at 100.00 AA+ 267,373
2,295 4.000%, 12/01/41 12/25 at 100.00 AA+ 2,441,650
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refudning Series
2016C:
285 4.000%, 12/01/31 12/25 at 100.00 AA+ 309,747
1,465 5.000%, 12/01/32 12/25 at 100.00 AA+ 1,656,109
1,000 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refunding and Improvement Series 2021, 3.000%,
12/01/41
12/29 at 100.00 N/R 1,034,120
4,240 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 4,534,638
Springfield, Missouri, Public Utility Revenue Bonds,
Refunding Series 2015:
2,845 3.250%, 8/01/27 8/25 at 100.00 AA+ 2,997,378
3,000 3.600%, 8/01/29 8/25 at 100.00 AA+ 3,176,460
2,000 4.000%, 8/01/31 8/25 at 100.00 AA+ 2,168,540
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 2,587,875
110,830 Total Utilities 122,375,014
$ 678,272 Total Long-Term Investments (cost $717,231,871) 738,599,744
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.3%
MUNICIPAL BONDS - 0.3%
Education and Civic Organizations - 0.3%
1,840 Missouri Health and Educational Facilities Authority, Revenue Bonds, St.
Louis University, Variable Rate Demand Obligations, Series 2008B-1,
0.060%, 10/01/35, (Mandatory Put 2/28/22) (6)
2/22 at 100.00 AA+ 1,840,000
$ 1,840 Total Short-Term Investments (cost $1,840,000) 1,840,000
Total Investments (cost $719,071,871) - 97.3% 740,439,744
Other Assets Less Liabilities - 2.7% 20,803,546
Net Assets - 100% $ 761,243,290

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 738,599,744 $ – $ 738,599,744
Short-Term Investments:
Municipal Bonds – 1,840,000 – 1,840,000
Total
$ – $ 740,439,744 $ – $ 740,439,744
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch,
Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 105.4%
MUNICIPAL BONDS - 101.7%
Consumer Discretionary - 0.3%
$ 105 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC $ 109,027
250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
3/22 at 100.00 B1 250,255
355 Total Consumer Discretionary 359,282
Consumer Staples - 1.3%
660 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/22 at 100.00 N/R 660,211
1,060 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,113,392
1,720 Total Consumer Staples 1,773,603
Education and Civic Organizations - 6.3%
1,000 Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science
Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33
8/23 at 100.00 BBB- 1,043,380
1,750 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 1,813,262
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Hmong American Peace Academy, Series
2020:
420 4.000%, 3/15/30 No Opt. Call BBB 453,722
500 4.000%, 3/15/40 3/30 at 100.00 BBB 542,830
1,200 5.000%, 3/15/50 3/30 at 100.00 BBB 1,370,988
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 Baa1 1,648,022
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Milwaukee School of
Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 AA 451,940
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 AA 446,700
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 AA 374,716
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 AA 447,595
8,310 Total Education and Civic Organizations 8,593,155
Health Care - 23.6%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call N/R 184,117
600 5.000%, 7/01/30 No Opt. Call N/R 723,756
190 5.000%, 7/01/31 No Opt. Call N/R 232,412
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 AA- 1,092,580
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250 5.000%, 12/01/23 No Opt. Call A+ 266,185
2,000 4.000%, 12/01/35 6/24 at 100.00 A+ 2,086,200
5,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 A 6,485,971
250 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Froedtert Community Health, Inc Obligated Group, Tender Option Bond
Trust 2015-XF0118, 13.339%, 4/01/42, 144A, (IF) (4)
10/22 at 100.00 AA 263,730

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (4)
2/27 at 100.00 A- $ 9,665,431
4,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 4,513,920
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc.,
Series 2019A:
2,000 4.000%, 12/01/44 12/29 at 100.00 A+ 2,187,080
3,100 4.000%, 12/01/49 12/29 at 100.00 A+ 3,368,119
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 BBB+ 1,065,400
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 AA 197,491
29,050 Total Health Care 32,332,392
Housing/Multifamily - 19.8%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
6/23 at 100.00 N/R 2,022,360
3,020 Platteville Redevelopment Authority, Wisconsin, Revenue Bonds,
University of Wisconsin - Platteville Real Estate Foundation Project,
Series 2012A, 5.000%, 7/01/42
7/22 at 100.00 BBB- 3,048,660
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
4/23 at 100.00 A 2,070,740
565 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
3/22 at 100.00 AA 565,972
2,125 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015A, 4.125%, 11/01/46
5/25 at 100.00 AA 2,213,464
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A:
1,000 4.000%, 11/01/47 11/26 at 100.00 AA 1,053,970
2,000 4.150%, 5/01/55 11/26 at 100.00 AA 2,101,860
2,230 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 AA 2,357,511
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A:
145 3.700%, 11/01/33 11/27 at 100.00 AA 156,852
2,000 4.300%, 11/01/53, (UB) (4) 11/27 at 100.00 AA 2,142,860
6,720 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 AA 6,761,059
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,624,850
26,305 Total Housing/Multifamily 27,120,158
Industrials - 0.9%
725 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 731,888
100 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 105,603
420 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/01/33)
12/22 at 103.00 BB- 442,243
1,245 Total Industrials 1,279,734

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 12.0%
$ 500 Winnebago County Housing Authority, Wisconsin, Revenue Bonds,
Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A,
4.450%, 3/01/30
3/22 at 100.00 N/R $ 472,585
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 N/R 142,566
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 N/R 1,687,680
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
10/22 at 102.00 N/R 2,051,720
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 N/R 457,850
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 N/R 2,021,720
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A 1,881,145
1,450 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 A 1,621,970
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38
7/26 at 100.00 A 564,385
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 N/R 546,977
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45(WI/DD, Settling 9/15/22)
9/27 at 103.00 N/R 642,284
185 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Series 2015B, 5.000%, 9/15/37
9/22 at 100.00 BBB- 189,094
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 BBB+ 1,079,190
1,000 4.000%, 8/15/55 8/31 at 100.00 BBB+ 1,071,540
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
12/22 at 102.00 N/R 2,037,840
16,210 Total Long-Term Care 16,468,546
Tax Obligation/General - 1.7%
525 Puerto Rico, General Obligation Bonds, Public improvement Series 2007A,
5.000%, 7/01/23
3/22 at 100.00 AA 525,504
Puerto Rico, General Obligation Bonds, Refunding Public
Improvement Series 2011C:
675 5.250%, 7/01/27 - AGM Insured 3/22 at 100.00 AA 675,648
425 5.750%, 7/01/37 - AGM Insured 3/22 at 100.00 AA 425,404
770 Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7,
6.000%, 7/01/27 - NPFG Insured
3/22 at 100.00 Baa2 774,889
2,395 Total Tax Obligation/General 2,401,445
Tax Obligation/Limited - 27.4%
Ashwaubenon Community Development Authority,
Wisconsin, Lease Revenue Bonds, Brown County Expo
Center Project, Series 2019:
1,790 4.000%, 6/01/36 6/29 at 100.00 AA 2,020,659
3,500 3.000%, 6/01/44 6/29 at 100.00 AA 3,599,855
10,000 0.000%, 6/01/49 6/29 at 47.10 AA 3,781,700
Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue
Bonds, Series 2015A:
1,340 3.550%, 6/01/34 6/25 at 100.00 A3 1,408,112
1,530 3.600%, 6/01/35 6/25 at 100.00 A3 1,609,422

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,250 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 A+ $ 1,318,988
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
3/22 at 100.00 A2 676,802
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2016A:
800 5.000%, 11/15/30 11/26 at 100.00 A+ 916,480
500 5.000%, 11/15/31 11/26 at 100.00 A+ 572,560
550 5.000%, 11/15/32 11/26 at 100.00 A+ 629,277
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
145 5.000%, 11/15/22 No Opt. Call A+ 149,240
630 5.000%, 11/15/28 11/26 at 100.00 A+ 725,111
500 5.000%, 11/15/34 11/26 at 100.00 A+ 570,615
1,000 5.000%, 11/15/35 11/26 at 100.00 A+ 1,139,300
500 5.000%, 11/15/36 11/26 at 100.00 A+ 568,680
500 Puerto Rico Convention Center District Authority, Hotel Occupancy Tax
Revenue Bonds, Series 2006A, 5.000%, 7/01/31 - AMBAC Insured
3/22 at 100.00 N/R 510,750
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
535 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 566,554
435 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 460,965
1,000 5.250%, 7/01/36 No Opt. Call AA 1,044,880
500 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
3/22 at 100.00 AA 507,385
1,025 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Series 2007N, 5.000%, 7/01/32
3/22 at 100.00 AA 1,025,984
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call Aa3 2,373,356
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 3/22 at 100.00 Baa2 121,943
125 5.000%, 10/01/28 - FGIC Insured 3/22 at 100.00 Baa2 127,025
Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 Aa3 447,217
1,000 5.000%, 12/15/30 6/26 at 100.00 Aa3 1,139,550
500 5.000%, 12/15/31 6/26 at 100.00 Aa3 569,775
4,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee
Arena Project, Senior Series 2016A, 0.000%, 12/15/39 - AGM Insured
6/26 at 60.88 AA 2,156,480
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
1,125 5.250%, 12/15/23 No Opt. Call AA 1,180,845
675 5.250%, 12/15/27 No Opt. Call AA 775,197
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call AA 1,724,520
1,945 0.000%, 12/15/31 No Opt. Call AA 1,493,274
5,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/50 - AGM
Insured
12/30 at 46.55 AA 1,730,500
47,705 Total Tax Obligation/Limited 37,643,001
Transportation - 0.3%
55 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/22
No Opt. Call BBB+ 55,302
355 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Senior Lien Series 2012, 5.250%,
1/01/32, (AMT)
7/22 at 100.00 BBB 360,183
410 Total Transportation 415,485

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 4.6% (5)
$ 300 Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds,
Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32,
(Pre-refunded 4/01/22) - AGM Insured
4/22 at 100.00 AA $ 300,855
1,000 Neenah Community Development Authority, Wisconsin, Lease Revenue
Bonds, Refunding Series 2013, 4.100%, 12/01/27, (Pre-refunded
12/01/23)
12/23 at 100.00 A2 1,050,300
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
1,055 5.250%, 12/15/23, (ETM) No Opt. Call AA 1,080,953
190 5.250%, 12/15/27, (ETM) No Opt. Call AA 218,779
500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Junior Series 2013A, 5.000%, 12/15/29, (Pre-refunded 12/15/22)
12/22 at 100.00 Baa1 515,755
810 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34,
(Pre-refunded 8/15/23)
8/23 at 100.00 N/R 857,879
10 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Howard Young Health Care, Inc, Refunding Series 2012, 5.000%,
8/15/22, (ETM)
No Opt. Call N/R 10,196
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A, 5.000%, 9/01/36, (Pre-refunded 9/01/27)
9/27 at 100.00 N/R 586,900
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R 11,195
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
1,520 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ 1,606,655
130 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A 137,411
6,025 Total U.S. Guaranteed 6,376,878
Utilities - 3.5%
995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,244
125 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 127,413
860 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 1,075
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 1,250
265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 331
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
3/22 at 100.00 AA 586,057
580 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call Baa2 589,292
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28
3/22 at 100.00 AA 805,192
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
3/22 at 100.00 AA 310,865
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
675 5.250%, 7/01/24 No Opt. Call Baa2 693,603
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call Baa2 135,885
185 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 191,873
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 265,502
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
3/22 at 100.00 CCC 1,162,944
7,935 Total Utilities 4,872,526
$ 147,665 Total Municipal Bonds (cost $135,936,292) 139,636,205

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
COMMON STOCKS - 3.7%
Independent Power and Renewable Electricity Producers - 3.7%
100,944 Energy Harbor Corp (7),(8),(9) $ 5,027,011
Total Common Stocks (cost $2,869,331) 5,027,011
Total Long-Term Investments (cost $138,805,623) 144,663,216
Floating Rate Obligations - (5.8)%   (8,020,000)
Other Assets Less Liabilities - 0.4% 576,960
Net Assets - 100% $ 137,220,176
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 139,636,205 $ – $ 139,636,205
Common Stocks – 5,027,011 – 5,027,011
Total
$ – $ 144,663,216 $ – $ 144,663,216
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch,
Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation Project, Series 2009A,
5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refund-
ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6%
MUNICIPAL BONDS - 96.2%
Consumer Discretionary - 0.7%
Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention
Center Hotel Expansion Project, Series 2019:
$ 1,350 5.000%, 12/01/44 12/29 at 100.00 BBB- $ 1,472,364
3,160 5.000%, 12/01/51 12/29 at 100.00 BBB- 3,418,488
4,510 Total Consumer Discretionary 4,890,852
Consumer Staples - 2.8%
20,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 3,231,364
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 1,534,270
14,405 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 15,692,663
36,555 Total Consumer Staples 20,458,297
Education and Civic Organizations - 12.5%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 BBB- 756,169
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 A+ 2,305,511
Hamilton County, Ohio, Economic Development Revenue
Bonds, King Highland Community Urban Redevelopment
Corporation - University of Cincinnati, Lessee Project,
Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 AA 1,454,429
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 AA 2,944,007
Lake County Community College District, Ohio, General
Receipts Revenue Bonds, Lakeland Community College,
Refunding Series 2019:
2,770 5.000%, 10/01/32 10/29 at 100.00 Aa2 3,372,669
2,055 4.000%, 10/01/34 10/29 at 100.00 Aa2 2,330,041
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 AA 2,671,764
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 AA 1,007,354
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 4,224,567
2,875 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/45
9/30 at 100.00 AA 3,235,209
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2021A:
530 5.000%, 9/01/30 No Opt. Call N/R 664,630
685 5.000%, 9/01/36 9/31 at 100.00 AA 864,018
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A:
100 5.000%, 12/01/26 No Opt. Call Baa2 112,590
125 5.000%, 12/01/28 No Opt. Call Baa2 145,201
150 5.000%, 12/01/30 No Opt. Call Baa2 177,600

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B:
$ 700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 AA $ 787,990
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 AA 830,568
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 638,041
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 669,342
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 678,332
1,310 4.000%, 12/01/42 - BAM Insured 12/30 at 100.00 AA 1,447,249
Ohio Higher Education Facilities Commission, Revenue
Bonds, Denison University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 AA 2,433,291
1,500 5.250%, 11/01/46 5/27 at 100.00 AA 1,754,775
Ohio Higher Educational Facilities Commission, Revenue
Bonds, Denison University Project, Series 2012:
1,140 5.000%, 11/01/27 5/22 at 100.00 AA 1,148,299
1,000 5.000%, 11/01/30 5/22 at 100.00 AA 1,007,280
1,250 Ohio Higher Educational Facilities Commission, Revenue Bonds,
University of Dayton, Tender Option Bond Trust 2016-XG0069, 16.888%,
12/01/43, 144A, (IF) (4)
12/22 at 100.00 A+ 1,383,162
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 N/R 4,089,600
3,750 4.000%, 10/01/47 10/31 at 100.00 N/R 4,047,787
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 N/R 3,889,310
2,500 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2015, 5.000%, 7/01/41
7/25 at 100.00 A 2,768,350
1,505 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 A 1,726,446
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 N/R 1,069,860
Ohio Higher Educational Facility Commission, Revenue
Bonds, University of Dayton Project, Series 2020:
1,000 5.000%, 2/01/35 2/30 at 100.00 A+ 1,205,770
900 4.000%, 2/01/36 2/30 at 100.00 A+ 1,010,097
485 4.000%, 2/01/39 2/30 at 100.00 A+ 540,280
1,405 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program II, Green Series 2021A, 4.000%, 12/01/38
12/31 at 100.00 N/R 1,637,317
2,000 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program, Series 2020A, 5.000%, 12/01/29
No Opt. Call Aa1 2,487,780
Ohio State University, General Receipts Bonds, Series
2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 Aa1 5,306,965
5,000 5.000%, 12/01/39 12/24 at 100.00 Aa1 5,492,300
Shawnee State University, Ohio, General Receipts Bonds,
Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 AA 1,271,099
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 AA 1,336,091
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 1,058,570
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
1,535 5.000%, 1/01/30 - BAM Insured No Opt. Call N/R 1,884,642
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call N/R 2,019,396
1,695 5.000%, 1/01/32 - BAM Insured No Opt. Call N/R 2,153,582
3,000 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,398,130
1,285 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/30 - BAM Insured
No Opt. Call N/R 1,574,074

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Youngstown State University, Ohio, General Receipts Bonds,
Series 2021:
$ 1,335 4.000%, 12/15/28 - AGM Insured No Opt. Call AA $ 1,532,420
875 4.000%, 12/15/31 - AGM Insured 6/31 at 100.00 AA 1,032,439
80,785 Total Education and Civic Organizations 91,576,393
Health Care - 7.0%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 AA- 2,905,725
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017:
2,600 5.000%, 12/01/37 12/27 at 100.00 A- 2,991,326
1,110 5.000%, 12/01/47 12/27 at 100.00 A- 1,275,124
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/46
1/29 at 100.00 AA 5,533,950
Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013:
1,600 5.000%, 6/15/43 6/23 at 100.00 Ba2 1,636,704
495 5.250%, 6/15/43 6/23 at 100.00 Ba2 507,900
2,255 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 5.000%, 12/01/47
12/27 at 100.00 AA- 2,594,400
1,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 4.000%, 12/01/46
6/27 at 100.00 AA- 1,078,580
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series
2019CC:
600 5.000%, 11/15/41 No Opt. Call AA 818,412
3,000 5.000%, 11/15/49 No Opt. Call AA 4,170,960
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 A+ 2,657,536
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
2,000 5.000%, 2/15/44 2/23 at 100.00 BB+ 2,050,840
3,000 5.000%, 2/15/48 2/23 at 100.00 BB+ 3,073,230
Ohio State, Hospital Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 AA 1,371,320
2,755 5.000%, 1/01/33 1/28 at 100.00 AA 3,261,341
1,425 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2021B, 5.000%, 1/01/34
1/32 at 100.00 N/R 1,806,130
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2013A:
1,475 5.000%, 1/15/28 1/23 at 100.00 A 1,522,820
4,390 5.000%, 1/15/29 1/23 at 100.00 A 4,534,299
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 A 2,471,680
2,725 5.000%, 1/15/50 1/30 at 100.00 A 3,204,218
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 A3 1,823,041
45,225 Total Health Care 51,289,536

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.7%
$ 5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ $ 5,581,950
Tax Obligation/General - 19.8%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General
Obligation Bonds, Various Purpose School Improvement Series 2017,
5.000%, 12/01/41
12/27 at 100.00 Aa2 3,653,622
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 -
NPFG Insured
No Opt. Call Aa3 891,643
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call Aa2 457,775
1,000 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Series 2006, 0.000%, 12/01/28 - AGM Insured
No Opt. Call AA 873,090
3,110 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33
6/26 at 100.00 AA 3,536,412
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 AAA 6,548,073
5,000 Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%,
7/01/25
No Opt. Call AAA 5,596,750
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 6,091,050
3,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/40
4/29 at 100.00 AAA 3,637,260
Columbus, Ohio, General Obligation Bonds, Various
Purpose Series 2021A:
1,360 5.000%, 4/01/34 10/30 at 100.00 AAA 1,712,675
5,000 5.000%, 4/01/37 10/30 at 100.00 N/R 6,272,450
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 AA 567,400
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 Aa1 615,998
Dayton, Ohio, General Obligation Bonds, Limited Tax
Refunding & Improvement Series 2020:
850 4.000%, 12/01/31 12/28 at 100.00 AA 971,907
1,205 4.000%, 12/01/32 12/28 at 100.00 AA 1,376,291
5,000 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 AAA 5,663,300
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
1,000 5.000%, 12/01/23 No Opt. Call Aaa 1,068,160
450 5.000%, 12/01/24 No Opt. Call Aaa 494,820
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 Aa3 2,823,975
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 AAA 4,767,913
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 Aa3 2,333,780
Graham Local School District, Champaign and Shelby
Counties, Ohio, General Obligation Bonds, School
Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call Aa2 419,940
850 0.000%, 12/01/30 No Opt. Call Aa2 691,645
Grandview Heights City School District, Franklin County,
Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019:
1,980 4.000%, 12/01/51 6/29 at 100.00 AA+ 2,215,858
1,150 5.000%, 12/01/53 6/29 at 100.00 AA+ 1,369,535

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 AA+ $ 2,806,570
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call Aa1 981,262
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call AA 1,875,011
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 AA 1,108,550
1,000 Mason City School District, Warren and Butler Counties, Ohio, General
Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22
No Opt. Call Aa1 993,280
1,000 Maumee City School District, Lucas County, Ohio, General Obligation
Bonds, Capital Apprication Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call AA- 977,250
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 AA+ 538,105
1,600 Medina, Ohio, General Obligation Bonds, Limited Tax Refunding Various
Purpose Series 2021, 4.000%, 12/01/40
12/31 at 100.00 N/R 1,860,224
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call A2 1,208,960
1,585 New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%,
12/01/29
6/22 at 100.00 Aaa 1,602,181
Ohio State, General Obligation Bonds, Common Schools
Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call AA+ 5,341,455
5,000 5.000%, 9/01/30 No Opt. Call AA+ 6,328,650
11,430 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 AA+ 13,884,135
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2014R, 5.000%, 5/01/29
5/24 at 100.00 AAA 2,159,200
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,995,025
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,496,425
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W:
1,400 5.000%, 5/01/33 5/30 at 100.00 AAA 1,743,252
800 5.000%, 5/01/34 5/30 at 100.00 AAA 993,848
1,190 5.000%, 5/01/35 5/30 at 100.00 AAA 1,476,790
Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 AA+ 422,223
270 5.000%, 8/01/36 8/28 at 100.00 AA+ 324,683
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2020C:
2,300 5.000%, 3/01/38 3/31 at 100.00 AA+ 2,894,987
1,000 5.000%, 3/01/40 3/31 at 100.00 AA+ 1,252,260
3,500 Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2021C, 5.000%, 3/15/32
No Opt. Call N/R 4,544,260
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obigation Bonds, School
Facilities Construction & Improvement Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 AAA 1,126,590
1,875 5.000%, 12/01/41 6/26 at 100.00 AAA 2,100,956
Princeton City School District, Hamilton County, Ohio,
Certificates of Participation, Series 2013:
50 5.000%, 12/01/33 12/22 at 100.00 AA- 51,361
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 2,599,317
4,000 South-Western City School District, Franklin and Pickaway Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 AA 4,470,280

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 6,000 Sycamore Community School District, Hamilton County, Ohio, General
Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45
6/29 at 100.00 AAA $ 6,817,080
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,355,892
1,100 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/51
12/26 at 100.00 N/R 1,179,915
1,000 Westerville City School District, Franklin and Delaware Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2020, 3.000%, 12/01/43
6/29 at 100.00 Aa1 1,028,130
125,470 Total Tax Obligation/General 145,189,429
Tax Obligation/Limited - 19.4%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds,
Duke Realty Ohio, Series 2006:
950 5.000%, 12/01/25 3/22 at 100.00 N/R 955,833
1,165 5.000%, 12/01/30 3/22 at 100.00 N/R 1,170,545
1,890 5.000%, 12/01/35 3/22 at 100.00 N/R 1,897,485
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 Aa2 6,233,425
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 AA 1,492,700
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,192,790
1,000 Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation
Library Fund Facilities Notes, Refunding Series 2020, 4.000%, 12/01/30
No Opt. Call Aa2 1,172,810
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 526,315
1,265 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 1,328,022
5,530 Cuyahoga County, Ohio, Economic Development Revenue Bonds,
Refunding Series 2020D, 5.000%, 12/01/26
No Opt. Call AA 6,404,680
4,185 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/37
1/31 at 100.00 N/R 4,834,596
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 AAA 1,095,330
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 Aa1 3,285,832
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 AA 556,603
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 4,224,189
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AAA 1,200,190
16,500 5.000%, 6/01/43 6/28 at 100.00 AAA 19,636,650
5,695 5.000%, 6/01/48 6/28 at 100.00 AAA 6,736,843
Gahanna-Jefferson City School District, Franklin County,
Ohio, Certificates of Participation, School Facilities Project,
Series 2021:
1,020 4.000%, 12/01/31 - BAM Insured 12/30 at 100.00 AA 1,184,026
1,320 4.000%, 12/01/32 - BAM Insured 12/30 at 100.00 AA 1,535,886
1,375 4.000%, 12/01/33 - BAM Insured 12/30 at 100.00 AA 1,598,287

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
$ 1,320 4.000%, 12/01/39 12/29 at 100.00 Aa1 $ 1,501,539
1,425 4.000%, 12/01/41 12/29 at 100.00 Aa1 1,616,278
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call AAA 1,896,134
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 AA- 2,524,811
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call A1 456,810
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 1,524,863
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call A1 2,856,315
Mayfield City School District, Ohio, Certificates of
Participation, Middle School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call Aa2 390,834
855 0.000%, 9/01/28 No Opt. Call Aa2 747,270
1,100 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/23
10/22 at 100.00 Aa3 1,124,849
1,060 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 N/R 1,082,313
Ohio State, Capital Facilities Lease Appropriation Bonds,
Juvenile Correctional Building Fund Projects, Series
2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 AA 2,970,128
2,485 5.000%, 4/01/39 4/29 at 100.00 AA 2,989,554
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 AA 1,460,450
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call AA 2,878,539
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Cultural & Sports Facilities Building Fund Projects, Series
2021A:
1,700 5.000%, 4/01/31 No Opt. Call AA 2,159,238
2,160 5.000%, 4/01/32 No Opt. Call AA 2,795,342
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 AA 1,416,108
1,080 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2020A, 5.000%, 12/01/31
No Opt. Call AA 1,389,031
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
1,635 5.000%, 12/01/29 No Opt. Call N/R 2,025,700
1,150 5.000%, 12/01/31 No Opt. Call N/R 1,479,061
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call AA 1,608,825
945 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,239,490
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 AA+ 1,563,266
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 AA 2,516,786
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 AA 2,148,700
800 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R 744,688

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 495 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R $ 516,176
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 957,400
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
8,320 4.500%, 7/01/34 7/25 at 100.00 N/R 8,993,338
1,257 4.550%, 7/01/40 7/28 at 100.00 N/R 1,392,517
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 553,905
265 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
3/22 at 100.00 N/R 265,437
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,400 5.000%, 12/01/23 12/22 at 100.00 AA+ 1,441,118
800 5.000%, 12/01/24 12/22 at 100.00 AA+ 824,640
Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus,
Ohio Annual Rental Appropriations, Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 AA+ 1,130,060
1,000 5.000%, 12/01/29 12/25 at 100.00 AA+ 1,130,060
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 Aa2 3,109,960
Triway Local School District, Ohio, Certificates of
Participation, Series 2021:
1,580 4.000%, 12/01/38 - BAM Insured 12/28 at 100.00 AA 1,765,397
2,200 4.000%, 12/01/39 - BAM Insured 12/28 at 100.00 AA 2,454,408
2,300 4.000%, 12/01/40 - BAM Insured 12/28 at 100.00 AA 2,562,499
125,632 Total Tax Obligation/Limited 142,466,874
Transportation - 3.8%
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 854,423
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,815,700
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 5,698,745
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 8,303,293
7,525 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call Aa2 7,992,679
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 Aa2 1,159,500
25,745 Total Transportation 27,824,340
U.S. Guaranteed - 12.2% (5)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA 5,026,150
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
990 5.000%, 10/01/27, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,051,390
1,150 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,221,311
1,205 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,279,722

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
$ 2,245 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ $ 2,384,212
755 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R 799,364
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,993,896
1,585 5.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,746,036
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,525,716
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,162,188
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa1 11,396,052
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2 1,097,410
Greater Cleveland Regional Transit Authority, Ohio, Sales
Tax Supported Capital Improvement Bonds, Refunding
Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,191,088
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,253,479
11,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 AA+ 12,103,884
275 Napoleon City School District, Henry County, Ohio, General Obligation
Bonds, Facilities Construction & Improvement Series 2012, 5.000%,
12/01/36, (Pre-refunded 6/01/22)
6/22 at 100.00 Aa3 278,031
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Series 2013:
8,500 5.000%, 11/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AA+ 8,909,190
3,125 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 17.653%,
11/15/22, 144A, (IF) (4)
No Opt. Call AA+ 3,726,813
1,630 Northwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2015, 5.000%,
12/01/40, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa2 1,738,754
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior
Lien, Current Interest Series 2013A-1:
2,450 5.250%, 2/15/39, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 2,551,209
9,000 5.000%, 2/15/48, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 9,350,460
1,000 Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%,
12/01/39, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa3 1,031,490
Princeton City School District, Hamilton County, Ohio,
Certificates of Participation, Series 2013:
560 5.000%, 12/01/33, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 576,990
1,305 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- 1,346,095
1,710 South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and
Urban Redevelopment, Series 2012, 5.000%, 6/01/32, (Pre-refunded
6/01/22)
6/22 at 100.00 Aa3 1,728,844
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,195,210
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 A2 2,576,233

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Wood County, Ohio, Hospital Facilities Revenue Bonds,
Wood County Hospital Project, Refunding and
Improvement Series 2012:
$ 1,280 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R $ 1,320,307
2,545 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 2,625,142
1,875 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 1,934,044
3,735 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 3,852,615
83,955 Total U.S. Guaranteed 89,973,325
Utilities - 17.3%
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call A1 2,078,423
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,595,520
6,500 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 A1 7,243,470
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,964,534
American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series
2020A:
250 4.000%, 2/15/40 2/29 at 100.00 A 277,297
1,200 4.000%, 2/15/44 2/29 at 100.00 A 1,322,616
905 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series
2005, 5.000%, 12/01/23 - AGM Insured
No Opt. Call Aa2 946,123
Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A:
1,000 4.000%, 11/15/35 - AGM Insured 11/29 at 100.00 AA 1,134,640
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 AA 2,262,280
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,490,380
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 3,433,751
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call A- 4,615,500
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 AA 1,546,742
2,300 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/25
12/24 at 100.00 AA+ 2,531,035
Columbus, Ohio, Sewerage System Revenue Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/30 6/26 at 100.00 AA+ 5,714,300
6,750 5.000%, 6/01/32 6/26 at 100.00 AA+ 7,684,403
1,115 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/32
12/30 at 100.00 AA+ 1,401,901
Hamilton, Ohio, Electric System Revenue Bonds, Refunding
& Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 AA 972,026
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 AA 1,121,790
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 AA 1,136,699
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa2 1,202,982
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 Aa3 1,066,500
5,570 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 5.000%,
11/15/33
5/28 at 100.00 AA+ 6,622,674
820 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 1,025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 10,025 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R $ 12,531
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Refunding Series 2019B:
1,560 5.000%, 12/01/29 No Opt. Call AAA 1,941,748
1,170 5.000%, 6/01/30 No Opt. Call AAA 1,470,643
1,100 5.000%, 12/01/30 No Opt. Call AAA 1,395,823
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Series 2016:
2,975 5.000%, 6/01/29 12/26 at 100.00 AAA 3,463,376
1,900 5.000%, 12/01/36 12/26 at 100.00 AAA 2,190,168
4,840 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 6/01/44
12/29 at 100.00 AAA 5,917,674
3,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021, 5.000%, 6/01/46
12/31 at 100.00 N/R 3,777,870
Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series
2021A:
1,500 4.000%, 12/01/39 12/31 at 100.00 N/R 1,761,660
6,500 4.000%, 12/01/46 12/31 at 100.00 N/R 7,495,865
3,000 5.000%, 12/01/46 12/31 at 100.00 N/R 3,777,870
1,010 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22
No Opt. Call AAA 1,042,270
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call AAA 5,749,900
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 AAA 5,844,850
Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A:
8,000 5.000%, 12/01/37 6/30 at 100.00 AAA 9,934,640
3,000 5.000%, 12/01/50 6/30 at 100.00 AAA 3,660,180
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020B, 4.000%, 12/01/38
12/30 at 100.00 AAA 5,823,300
2,060 Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding
Series 2012, 5.000%, 6/01/27
6/22 at 100.00 Aa2 2,081,918
125,500 Total Utilities 126,708,897
$ 658,377 Total Municipal Bonds (cost $685,907,021) 705,959,893
Shares Description (1) Value
COMMON STOCKS - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
350,634 Energy Harbor Corp (7),(8),(9) 17,461,573
Total Common Stocks (cost $9,249,818) 17,461,573
Total Long-Term Investments (cost $695,156,839) 723,421,466
Other Assets Less Liabilities - 1.4% 10,518,399
Net Assets - 100% $ 733,939,865

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 705,959,893 $ – $ 705,959,893
Common Stocks – 17,461,573 – 17,461,573
Total
$ – $ 723,421,466 $ – $ 723,421,466
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch,
Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.